                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-06247
                                  ----------------------------------------------

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:        816-531-5575
                                                   -----------------------------

Date of fiscal year end:         11-30
                        --------------------------------------------------------

Date of reporting period:        08-31-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AUSTRALIA - 5.4%
           851,624  BHP Billiton Ltd.                             $   29,990,513
         1,168,288  Boart Longyear Group                               1,964,211
           933,842  CSL Ltd.                                          32,584,731
           327,024  Rio Tinto Ltd.(1)                                 35,289,845
           571,300  Sonic Healthcare Ltd.                              7,058,482
                                                                 ---------------
                                                                     106,887,782
                                                                 ---------------
BELGIUM - 2.0%
            76,005  KBC Groupe                                         7,257,966
         1,352,687  SES SA Fiduciary
                    Depositary Receipt                                32,639,590
                                                                 ---------------
                                                                      39,897,556
                                                                 ---------------
BERMUDA - 0.5%
           322,408  Aquarius Platinum Ltd.                             2,880,196
           289,320  Seadrill Ltd.                                      7,897,216
                                                                 ---------------
                                                                      10,777,412
                                                                 ---------------
BRAZIL - 1.7%
         1,718,800  BM&FBOVESPA SA - Bolsa de
                    Valores, Mercadorias e Futuros                    13,134,509
         1,150,000  Redecard SA                                       20,857,239
                                                                 ---------------
                                                                      33,991,748
                                                                 ---------------
CANADA - 3.4%
           192,310  Canadian National Railway Co.                     10,088,601
           300,260  EnCana Corp.                                      22,489,474
           204,020  Research In Motion Ltd.(2)                        24,808,833
           184,820  Shoppers Drug Mart Corp.                           9,641,723
                                                                 ---------------
                                                                      67,028,631
                                                                 ---------------
CZECH REPUBLIC - 1.3%
           335,140  CEZ AS                                            25,299,711
                                                                 ---------------
DENMARK - 3.1%
           104,220  Carlsberg AS B Shares                              9,243,229
            51,940  FLSmidth & Co. AS(1)                               4,147,313
           382,776  Novo Nordisk AS B Shares(1)                       21,277,907
           201,730  Vestas Wind Systems AS(2)                         27,387,198
                                                                 ---------------
                                                                      62,055,647
                                                                 ---------------
FINLAND - 1.9%
           564,690  Fortum Oyj                                        23,169,899
           610,380  Nokia Oyj                                         15,354,868
                                                                 ---------------
                                                                      38,524,767
                                                                 ---------------
FRANCE - 8.6%
           236,570  ALSTOM Co.                                        24,080,611
         1,083,785  AXA SA                                            34,773,447

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           236,470  BNP Paribas                                       21,337,521
           184,838  Groupe Danone                                     12,862,904
           486,766  Total SA                                          34,990,038
           129,177  Ubisoft Entertainment SA(2)                       12,094,890
            34,800  Vallourec                                          9,702,880
           537,310  Vivendi                                           20,777,316
                                                                 ---------------
                                                                     170,619,607
                                                                 ---------------
GERMANY - 9.2%
           258,450  adidas AG                                         15,174,232
           226,610  Bayer AG                                          17,951,769
           190,600  Deutsche Boerse AG                                18,079,874
           459,423  Fresenius Medical Care AG
                    & Co. KGaA                                        24,683,086
           286,717  GEA Group AG                                       9,034,940
            86,550  Hochtief AG                                        7,309,729
           148,816  K+S AG                                            18,028,420
           178,870  Linde AG                                          22,532,454
           143,738  Q-Cells AG(2)                                     14,450,887
           138,480  SAP AG                                             7,754,623
           241,616  SGL Carbon AG(2)                                  14,558,991
           119,550  Siemens AG                                        13,004,262
                                                                 ---------------
                                                                     182,563,267
                                                                 ---------------
GREECE - 1.7%
           288,730  Coca-Cola Hellenic Bottling Co. SA                 7,116,250
           591,471  National Bank of Greece SA                        26,333,525
                                                                 ---------------
                                                                      33,449,775
                                                                 ---------------
HONG KONG - 1.7%
           768,800  Hang Seng Bank Ltd.                               15,192,933
         3,816,000  Li & Fung Ltd.                                    11,672,981
         2,986,000  Link Real Estate
                    Investment Trust (The)                             7,046,206
                                                                 ---------------
                                                                      33,912,120
                                                                 ---------------
INDIA - 1.0%
           542,406  Bharti Airtel Ltd.(2)                             10,285,381
           191,958  Housing Development
                    Finance Corp. Ltd.                                10,156,426
                                                                 ---------------
                                                                      20,441,807
                                                                 ---------------
IRELAND - 0.1%
           253,560  Anglo Irish Bank Corp. plc                         2,188,811
                                                                 ---------------
ISRAEL - 0.2%
           103,460  Teva Pharmaceutical
                    Industries Ltd. ADR                                4,897,796
                                                                 ---------------
ITALY - 4.4%
         1,198,429  ENI SpA                                           39,016,017
           187,440  Finmeccanica SpA                                   5,018,143

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         1,834,240  Intesa Sanpaolo SpA                                9,855,382
           849,164  Saipem SpA                                        33,698,517
                                                                 ---------------
                                                                      87,588,059
                                                                 ---------------
JAPAN - 11.6%
           145,200  Benesse Corp.                                      6,366,145
           177,800  Canon, Inc.                                        7,958,439
             1,980  Central Japan Railway Co.                         20,647,797
           150,900  Daikin Industries Ltd.                             5,108,958
           145,900  FamilyMart Co. Ltd.(1)                             5,941,181
           124,900  FAST RETAILING CO., LTD.(1)                       12,586,126
         1,463,530  iShares MSCI Japan Index Fund                     16,713,513
           704,000  Japan Steel Works Ltd. (The)                      12,211,677
           464,000  Konami Corp.                                      14,183,796
           235,500  Kurita Water Industries Ltd.                       7,655,008
           650,000  Marubeni Corp.                                     4,040,341
           533,300  Mitsubishi Corp.                                  14,773,511
           843,000  Mitsui O.S.K. Lines, Ltd.                         10,033,777
            62,400  Nintendo Co., Ltd.                                29,502,473
             3,680  Rakuten, Inc.(2)                                   2,049,191
            52,300  Shin-Etsu Chemical Co., Ltd.                       2,918,441
           314,000  Shiseido Co., Ltd.                                 7,355,817
             6,920  Sony Financial Holdings Inc.                      25,712,467
             1,120  Sumitomo Mitsui Financial
                    Group Inc.                                         6,816,576
           236,300  Terumo Corp.                                      13,228,563
            68,100  Uni-Charm Corp.                                    5,073,587
                                                                 ---------------
                                                                     230,877,384
                                                                 ---------------
LUXEMBOURG - 0.5%
           122,290  Millicom International Cellular SA                 9,706,157
                                                                 ---------------
MULTI-NATIONAL - 0.8%
           151,800  iShares MSCI EAFE Growth
                    Index Fund(1)                                      9,848,784
           145,210  iShares MSCI Emerging
                    Markets Index Fund                                 5,815,661
                                                                 ---------------
                                                                      15,664,445
                                                                 ---------------
NETHERLANDS - 1.3%
           500,390  ASML Holding N.V.                                 11,795,247
           778,100  Koninklijke KPN N.V.                              13,209,053
                                                                 ---------------
                                                                      25,004,300
                                                                 ---------------
NORWAY - 0.5%
           385,580  Norsk Hydro ASA                                    4,105,574
            96,380  Yara International ASA                             5,958,098
                                                                 ---------------
                                                                      10,063,672
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.3%
         4,695,000  China Communications
                    Construction Co. Ltd. H Shares                     7,956,271
         5,587,000  China Merchants Bank Co.,
                    Ltd. H Shares                                     18,675,636
                                                                 ---------------
                                                                      26,631,907
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
RUSSIAN FEDERATION - 0.3%
         2,601,747  Sberbank                                           6,123,205
                                                                 ---------------
SINGAPORE - 0.9%
         1,860,000  SembCorp Marine Ltd.                               4,944,189
           943,000  United Overseas Bank Ltd.                         12,576,230
                                                                 ---------------
                                                                      17,520,419
                                                                 ---------------
SOUTH KOREA - 0.7%
           207,150  Hyundai Motor Company                             13,514,037
                                                                 ---------------
SPAIN - 3.9%
         1,406,280  Banco Santander SA                                23,917,083
           485,055  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                   5,617,652
           352,670  Gamesa Corporacion
                    Tecnologica SA                                    16,704,695
           389,950  Indra Sistemas SA                                  9,989,356
           880,420  Telefonica SA                                     21,778,351
                                                                 ---------------
                                                                      78,007,137
                                                                 ---------------
SWEDEN - 0.4%
            97,410  H&M Hennes & Mauritz AB
                    B Shares                                           4,823,370
            48,849  Oriflame Cosmetics SA SDR                          2,824,595
                                                                 ---------------
                                                                       7,647,965
                                                                 ---------------
SWITZERLAND - 10.4%
           921,915  ABB Ltd.                                          22,590,713
           193,189  Compagnie Financiere Richemont
                    SA A Shares                                       11,260,444
           162,610  EFG International AG                               4,948,404
           392,050  Julius Baer Holding AG                            23,875,477
            71,650  Lonza Group AG                                    10,127,565
           809,230  Nestle SA                                         35,654,434
           585,950  Novartis AG                                       32,695,129
           135,269  Roche Holding AG                                  22,798,438
            11,450  SGS SA                                            14,670,987
           107,323  Syngenta AG                                       28,803,141
                                                                 ---------------
                                                                     207,424,732
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.2%
           478,220  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                         4,643,516
                                                                 ---------------
UNITED KINGDOM - 20.7%
           691,440  Admiral Group plc                                 12,242,422
           846,110  AMEC plc                                          12,980,349
           455,079  Anglo American plc                                24,224,456
           323,337  Autonomy Corp. plc(2)                              6,754,796
           847,170  BAE Systems plc                                    7,394,943
         1,731,909  BG Group plc                                      38,421,020
           401,630  British American Tobacco plc                      13,592,082
           974,420  Cadbury plc                                       11,187,340
           853,571  Capita Group plc                                  10,993,997
         2,973,690  Compass Group plc                                 19,790,831
         1,204,652  GlaxoSmithKline plc                               28,337,495

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         1,363,994  HSBC Holdings plc(1)                              21,458,717
           224,505  ICAP plc                                           1,945,824
         1,489,160  International Power plc                           10,715,017
           312,270  Johnson Matthey plc                                9,227,633
         2,567,842  Man Group plc                                     26,530,784
           623,183  Reckitt Benckiser Group plc                       31,503,546
           772,613  Reed Elsevier plc                                  8,817,271
         1,184,670  Scottish and Southern Energy plc                  31,178,554
         1,827,970  Stagecoach Group plc                              10,615,834
           606,400  Standard Chartered plc                            16,480,166
         4,189,699  Tesco plc                                         29,048,290
         1,593,700  TUI Travel plc                                     6,104,395
         7,912,090  Vodafone Group plc                                20,254,318
                                                                 ---------------
                                                                     409,800,080
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,982,753,452
(Cost $1,735,728,016)                                            ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 3.6%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $15,003,533)                               15,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account atthe
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $15,003,533)                               15,000,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $15,003,533)                                          15,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $15,003,533)                                          15,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.10%, dated 8/29/08,
due 9/2/08 (Delivery value $11,533,353)                               11,530,663
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         71,530,663
(Cost $71,530,663)                                               ---------------

TOTAL INVESTMENT SECURITIES - 103.3%                               2,054,284,115
                                                                 ---------------
(Cost $1,807,258,679)

OTHER ASSETS AND LIABILITIES - (3.3)%                               (65,169,397)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,989,114,718
                                                                 ===============

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                  19.6%
Industrials                                 15.2%
Health Care                                 10.8%
Materials                                   10.0%
Energy                                       9.5%
Consumer Staples                             9.1%
Consumer Discretionary                       8.3%
Information Technology                       7.3%
Utilities                                    4.5%
Telecommunication Services                   3.8%
Diversified                                  1.6%
Cash and Equivalents(+)                      0.3%

(+) Includes securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $68,749,782.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
             VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $   98,923,734
Level 2 - Other Significant Observable Inputs                   1,955,360,381
Level 3 - Significant Unobservable Inputs                                   -
                                                             -------------------
                                                               $2,054,284,115
                                                             ===================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,839,574,440
                                                                 ===============
Gross tax appreciation of investments                            $  313,018,159
Gross tax depreciation of investments                               (98,308,484)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  214,709,675
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS - 98.6%
AUSTRALIA - 5.4%
           250,280  BHP Billiton Ltd.                              $   8,813,780
           815,450  Boart Longyear Group                               1,370,994
           219,035  CSL Ltd.                                           7,642,831
            55,180  Leighton Holdings Ltd.(1)                          2,176,796
             3,941  Leighton Holdings Ltd. Rights(2)                      19,106
            70,720  Rio Tinto Ltd.(1)                                  7,631,543
                                                                 ---------------
                                                                      27,655,050
                                                                 ---------------
BELGIUM - 2.7%
            46,170  KBC Groupe                                         4,408,924
           389,377  SES SA Fiduciary
                    Depositary Receipt                                 9,395,459
                                                                 ---------------
                                                                      13,804,383
                                                                 ---------------
BERMUDA - 1.7%
           162,970  Covidien Ltd.                                      8,811,788
                                                                 ---------------
BRAZIL - 1.3%
           360,300  Redecard SA                                        6,534,664
                                                                 ---------------
CANADA - 2.8%
            31,730  Agnico-Eagle Mines Ltd.                            1,816,225
            15,550  Potash Corp. of Saskatchewan                       2,699,480
            14,650  Research In Motion Ltd.(2)                         1,781,440
           159,370  Shoppers Drug Mart Corp.                           8,314,043
                                                                 ---------------
                                                                      14,611,188
                                                                 ---------------
CHANNEL ISLANDS - 0.5%
            91,800  Amdocs Ltd.(2)                                     2,771,442
                                                                 ---------------
DENMARK - 2.9%
            33,070  Carlsberg AS B Shares                              2,932,965
            17,970  FLSmidth & Co. AS                                  1,434,871
            61,600  Novo Nordisk AS B Shares                           3,424,246
            53,975  Vestas Wind Systems AS(2)                          7,327,736
                                                                 ---------------
                                                                      15,119,818
                                                                 ---------------
FINLAND - 0.5%
            61,120  Fortum Oyj                                         2,507,826
                                                                 ---------------
FRANCE - 2.6%
            85,600  ALSTOM Co.                                         8,713,279
            51,960  Pernod-Ricard SA                                   4,860,390
                                                                 ---------------
                                                                      13,573,669
                                                                 ---------------
GERMANY - 2.7%
            45,840  Deutsche Boerse AG                                 4,348,276

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           120,280  Fresenius Medical Care AG
                    & Co. KGaA                                         6,462,197
            26,550  Linde AG                                           3,344,533
                                                                 ---------------
                                                                      14,155,006
                                                                 ---------------
GREECE - 1.0%
           118,016  National Bank of Greece SA                         5,254,319
                                                                 ---------------
HONG KONG - 1.4%
         1,494,000  Li & Fung Ltd.                                     4,570,082
         1,123,500  Link Real Estate Investment
                    Trust (The)                                        2,651,176
                                                                 ---------------
                                                                       7,221,258
                                                                 ---------------
INDIA - 0.4%
           115,570  Bharti Airtel Ltd.(2)                              2,191,498
                                                                 ---------------
ITALY - 1.4%
           177,600  Saipem SpA                                         7,047,940
                                                                 ---------------
JAPAN - 2.9%
           115,000  Japan Steel Works Ltd. (The)                       1,994,805
            16,600  Nintendo Co., Ltd.                                 7,848,415
               676  Sony Financial Holdings Inc.                       2,511,796
           124,000  Sumitomo Realty &
                    Development Co. Ltd.                               2,480,183
                                                                 ---------------
                                                                      14,835,199
                                                                 ---------------
NETHERLANDS - 2.8%
           370,940  Koninklijke KPN N.V.                               6,297,090
            86,140  Schlumberger Ltd.                                  8,116,111
                                                                 ---------------
                                                                      14,413,201
                                                                 ---------------
NORWAY - 0.7%
           351,870  Norsk Hydro ASA                                    3,746,637
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.5%
           799,500  China Merchants Bank Co.,
                    Ltd. H Shares                                      2,672,484
                                                                 ---------------
SPAIN - 1.7%
           475,757  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA(1)                                              5,509,967
            74,140  Gamesa Corporacion
                    Tecnologica SA                                     3,511,742
                                                                 ---------------
                                                                       9,021,709
                                                                 ---------------
SWEDEN - 0.2%
            20,111  Oriflame Cosmetics SA SDR                          1,162,878
                                                                 ---------------
SWITZERLAND - 4.2%
           278,840  ABB Ltd.                                           6,832,728
            83,029  EFG International AG                               2,526,665
           106,450  Julius Baer Holding AG                             6,482,705

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            19,970  Lonza Group AG                                     2,822,703
             2,400  SGS SA                                             3,075,141
                                                                 ---------------
                                                                      21,739,942
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.7%
           381,886  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                         3,708,113
                                                                 ---------------
UNITED KINGDOM - 11.9%
           119,825  Admiral Group plc                                  2,121,584
           165,680  BG Group plc                                       3,675,479
            33,500  BHP Billiton plc                                   1,048,433
           357,800  Cadbury plc                                        4,107,911
           288,049  Capita Group plc                                   3,710,072
         1,550,320  Compass Group plc                                 10,317,861
           934,740  International Power plc                            6,725,775
            87,300  Johnson Matthey plc                                2,579,730
           728,830  Man Group plc                                      7,530,226
           175,855  Reckitt Benckiser Group plc                        8,889,934
            10,930  Rio Tinto plc                                      1,039,417
           197,693  Stagecoach Group plc                               1,148,091
         1,237,120  Tesco plc                                          8,577,280
                                                                 ---------------
                                                                      61,471,793
                                                                 ---------------
UNITED STATES - 45.7%
            99,580  Abbott Laboratories                                5,718,879
           125,110  Activision Blizzard, Inc.(2)                       4,106,110
            49,410  Air Products & Chemicals, Inc.                     4,538,309
           114,060  Allergan, Inc.                                     6,372,532
            68,140  American Express Co.                               2,703,795
           223,810  American Tower Corp. Cl A(2)                       9,250,067
            55,420  Apollo Group, Inc. Cl A(2)                         3,529,146
            47,090  Apple Inc.(2)                                      7,983,168
            96,590  Automatic Data Processing, Inc.                    4,286,664
            78,800  Avon Products, Inc.                                3,375,004
           229,910  Bank of New York
                    Mellon Corp. (The)                                 7,957,185
            58,490  Becton, Dickinson & Co.                            5,110,856
            43,600  BioMarin Pharmaceutical Inc.(2)                    1,314,104
            23,190  Celgene Corp.(2)                                   1,607,067
            19,190  Charles River Laboratories(2)                      1,259,056
           323,550  Charles Schwab Corp. (The)                         7,761,965
           299,140  Cisco Systems Inc.(2)                              7,194,317
            61,160  Coca-Cola Co. (The)                                3,184,601
            33,020  Colgate-Palmolive Co.                              2,510,511
            88,680  Corrections Corp. of America(2)                    2,358,888
           218,420  CVS/Caremark Corp.                                 7,994,172
            44,660  Deere & Co.                                        3,151,656
           184,230  DIRECTV Group, Inc. (The)(2)                       5,197,128
            63,860  Exelon Corp.                                       4,850,806
            54,270  FMC Technologies Inc.(2)                           2,906,701
           170,940  Hewlett-Packard Co.                                8,020,504
           342,770  Hudson City Bancorp, Inc.                          6,320,679
           379,710  Intel Corp.                                        8,683,967
            36,260  Joy Global Inc.                                    2,575,910
            76,970  Juniper Networks, Inc.(2)                          1,978,129
            28,950  MasterCard Inc. Cl A                               7,021,823

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           137,030  McDonald's Corp.                                   8,502,712
           128,960  Microsoft Corp.                                    3,519,318
            71,620  Monsanto Co.                                       8,182,585
            93,180  Occidental Petroleum Corp.                         7,394,765
           279,220  Oracle Corp.(2)                                    6,123,295
            86,925  Owens-Illinois Inc.(2)                             3,876,855
            44,160  Smith International, Inc.                          3,077,952
           179,510  Southwestern Energy Co.(2)                         6,887,799
           186,550  St. Jude Medical, Inc.(2)                          8,549,587
           143,840  Thermo Fisher Scientific Inc.(2)                   8,710,950
            99,150  Union Pacific Corp.                                8,318,686
           234,400  Weatherford International Ltd.(2)                  9,043,151
           130,880  Western Union Co. (The)                            3,614,906
                                                                 ---------------
                                                                     236,626,260
                                                                 ---------------
TOTAL COMMON STOCKS & RIGHTS                                         510,658,065
(Cost $476,937,738)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.375%, 12/15/08,
valued at $6,325,300), in a joint trading account
at 1.98%, dated 8/29/08, due 9/2/08
(Delivery value $6,201,364)                                            6,200,000
                                                                 ---------------
(Cost $6,200,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 2.3%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.12%, dated 8/29/08, due 9/2/08
(Delivery value $2,500,589)                                            2,500,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $2,500,589)                                 2,500,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $2,500,589)                                            2,500,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $2,500,589)                                            2,500,000

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.10%, dated 8/29/08, due 9/2/08
(Delivery value $2,005,659)                                            2,005,191
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         12,005,191
(Cost $12,005,191)                                               ---------------

TOTAL INVESTMENT SECURITIES - 102.1%                                 528,863,256
                                                                 ---------------
(Cost $495,142,929)

OTHER ASSETS AND LIABILITIES - (2.1)%                               (11,127,564)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 517,735,692
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Information Technology                      15.3%
Financials                                  14.3%
Health Care                                 13.1%
Industrials                                 12.2%
Consumer Staples                            10.8%
Materials                                    9.5%
Energy                                       9.3%
Consumer Discretionary                       8.0%
Telecommunication Services                   3.4%
Utilities                                    2.7%
Cash and Equivalents(+)                      1.4%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $11,851,839.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
             VALUATION INPUTS                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $266,330,859
Level 2 - Other Significant Observable Inputs                     262,532,397
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $528,863,256
                                                              ==================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $497,459,963
                                                                 ===============
Gross tax appreciation of investments                              $ 53,569,323
Gross tax depreciation of investments                               (22,166,030)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 31,403,293
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
BRAZIL - 16.9%
           196,700  ALL - America Latina Logistica SA               $  2,239,018
           517,300  Banco do Brasil SA                                 7,516,474
         1,126,157  Cia Vale do Rio Doce ADR                          29,899,468
           253,552  Dufry South America Ltd. BDR                       3,865,833
           232,900  GVT Holding SA(1)                                  5,273,638
           328,300  Lupatech SA(1)                                    12,262,376
             2,115  OGX Petroleo e Gas
                    Participacoes SA(1)                                  731,687
           733,889  Petroleo Brasileiro SA ADR                        38,705,305
           498,300  Redecard SA                                        9,037,532
           280,400  Tractebel Energia SA                               3,418,402
           571,800  Unibanco-Uniao de Bancos
                    Brasileiros SA                                     6,844,864
         1,082,588  Vivo Participacoes SA ADR(3)                       5,661,935
                                                                 ---------------
                                                                     125,456,532
                                                                 ---------------
CHILE - 0.9%
           194,387  CAP SA                                             7,032,431
                                                                 ---------------
CZECH REPUBLIC - 4.0%
           217,078  CEZ AS                                            16,387,213
            50,689  Komercni Banka AS                                 11,240,635
            70,968  Telefonica O2 Czech Republic AS                    2,197,530
                                                                 ---------------
                                                                      29,825,378
                                                                 ---------------
EGYPT - 0.6%
            73,052  Orascom Construction Industries                    4,626,388
                                                                 ---------------
HONG KONG - 2.5%
           329,834  China Mobile Ltd. ADR                             18,708,184
                                                                 ---------------
INDIA - 7.5%
           224,518  Jindal Steel & Power Ltd.                          9,653,597
         3,526,398  Power Finance Corp. Ltd.                          10,680,070
         4,414,311  Power Grid Corp. of India Ltd.(1)                  9,277,240
           123,787  Reliance Industries Ltd.                           5,985,324
         1,576,225  Rolta India Ltd.                                  11,678,352
         2,278,080  Sesa GOA Ltd.                                      8,164,236
                                                                 ---------------
                                                                      55,438,819
                                                                 ---------------
INDONESIA - 3.0%
         2,434,000  PT Astra Agro Lestari Tbk                          4,753,356
        11,342,000  PT Bumi Resources Tbk                              6,736,773
         9,471,583  PT United Tractors Tbk                            10,672,295
                                                                 ---------------
                                                                      22,162,424
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
ISRAEL - 3.2%
           471,650  Delek Automotive Systems Ltd.                      6,068,774
         1,062,205  Israel Chemicals Ltd.                             17,605,119
                                                                 ---------------
                                                                      23,673,893
                                                                 ---------------
LUXEMBOURG - 1.4%
           193,900  Tenaris SA ADR                                    10,604,391
                                                                 ---------------
MALAYSIA - 2.4%
        25,307,250  KNM Group Bhd                                     11,061,582
        17,376,000  SapuraCrest Petroleum Bhd                          6,676,389
                                                                 ---------------
                                                                      17,737,971
                                                                 ---------------
MEXICO - 3.0%
           230,231  America Movil, SAB de CV ADR                      11,829,269
         2,644,055  Grupo Financiero Banorte,
                    SAB de CV                                         10,610,421
                                                                 ---------------
                                                                      22,439,690
                                                                 ---------------
PAKISTAN - 0.2%
           112,608  Oil & Gas Development Co.
                    Ltd. GDR                                           1,407,600
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 11.9%
        12,227,500  Asia Cement China
                    Holdings Corp.(1)                                  7,832,498
         5,802,000  China High Speed Transmission
                    Equipment Group Co., Ltd.                         11,348,485
         1,773,500  China Merchants Bank Co.,
                    Ltd. H Shares                                      5,928,269
         4,440,000  China Oilfield Services Ltd.                       5,928,303
        18,940,428  China South Locomotive & Rolling
                    Stock Corp. H Shares (Acquired
                    8/15/08, Cost $6,984,116)(1)(2)                    7,593,444
         2,253,000  China Yurun Food Group Ltd.                        3,868,222
         5,933,000  CNOOC Ltd.                                         9,234,707
        20,622,000  Industrial & Commercial Bank of
                    China Ltd. H Shares                               14,159,392
           210,261  Mindray Medical
                    International Ltd. ADR                             8,177,050
         4,220,000  Parkson Retail Group Ltd.(3)                       6,071,051
        17,380,000  Want Want China Holdings Ltd.                      7,736,191
                                                                 ---------------
                                                                      87,877,612
                                                                 ---------------
PERU - 1.2%
           130,240  Credicorp Ltd.                                     9,159,779
                                                                 ---------------
POLAND - 3.7%
            46,964  BRE Bank SA(1)                                     7,302,391
           466,480  Powszechna Kasa Oszczednosci
                    Bank Polski SA                                    10,010,441
           992,525  Telekomunikacja Polska SA                          9,957,220
                                                                 ---------------
                                                                      27,270,052
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
RUSSIAN FEDERATION - 9.8%
           693,919  Globaltrans Investment plc GDR
                    (Acquired 4/30/08-6/20/08,
                    Cost $9,964,590)(1)(2)                             9,661,080
           580,568  OAO Gazprom ADR                                   22,573,774
           230,703  OAO LUKOIL                                        17,156,110
           299,707  OJSC Pharmstandard GDR(1)                          7,254,512
           222,302  Uralkali GDR (Acquired
                    10/15/07-12/6/07,
                    Cost $4,784,089)(2)                                9,442,391
           225,238  X5 Retail Group N.V. GDR(1)                        6,122,023
                                                                 ---------------
                                                                      72,209,890
                                                                 ---------------
SOUTH AFRICA - 6.6%
         1,066,379  Aspen Pharmacare Holdings Ltd.                     6,473,891
           605,082  Exxaro Resources Ltd.                              9,023,340
           245,516  Kumba Iron Ore Ltd.                                8,027,511
           358,434  Naspers Ltd.                                       8,999,574
           290,703  Sasol Ltd.                                        16,010,583
                                                                 ---------------
                                                                      48,534,899
                                                                 ---------------
SOUTH KOREA - 8.9%
            31,228  DC Chemical Co., Ltd.(1)                           8,467,941
            96,780  Doosan Infracore Co., Ltd.                         1,873,463
           378,910  Hankook Tire Co. Ltd.(1)                           5,535,257
            13,416  POSCO                                              5,765,297
            17,804  Samsung Electronics                                8,363,027
            55,038  Samsung Fire & Marine
                    Insurance Co., Ltd.(1)                             9,995,163
           224,041  Sung Kwang Bend Co., Ltd.(1)                       3,835,346
           127,778  Taewoong Co. Ltd.(1)                              11,121,597
            52,457  Yuhan Corp.(1)                                    10,758,188
                                                                 ---------------
                                                                      65,715,279
                                                                 ---------------
SWITZERLAND - 0.4%
            28,935  Orascom Development
                    Holding AG(1)                                      2,599,707
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 6.9%
         4,217,673  Asia Cement Corp.                                  4,648,030
         3,473,400  Cathay Financial Holding Co., Ltd.                 6,701,402
         1,907,830  Feng Hsin Iron & Steel Co., Ltd.                   3,655,825
           939,350  MediaTek Inc.                                     10,779,160
         2,011,000  Taiwan Fertilizer Co., Ltd.                        6,162,313
         8,193,100  Taiwan Semiconductor
                    Manufacturing Co. Ltd.                            15,150,623
         2,961,000  Tung Ho Steel Enterprise Corp.                     3,900,335
                                                                 ---------------
                                                                      50,997,688
                                                                 ---------------
THAILAND - 1.3%
           445,300  Banpu PCL NVDR                                     5,019,823
         2,062,900  PTT Chemical PCL(1)                                4,548,743
                                                                 ---------------
                                                                       9,568,566
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
TURKEY - 1.0%
           410,261  Enka Insaat ve Sanayi AS                           3,659,951
         1,232,715  Turkiye Garanti Bankasi AS(1)                      3,659,084
                                                                 ---------------
                                                                       7,319,035
                                                                 ---------------
UNITED KINGDOM - 0.5%
           329,387  Antofagasta plc                                    3,706,356
                                                                 ---------------
TOTAL COMMON STOCKS                                                  724,072,564
(Cost $730,247,185)                                              ---------------

PERFERRED STOCKS - 1.1%
BRAZIL - 1.1%
           446,100  Gerdau SA                                          8,314,781
(Cost $9,356,291)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
        $2,900,000  FHLB Discount Notes,
                    1.95%, 9/2/08(4)                                   2,900,000
(Cost $2,899,843)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 0.4%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.12%, dated 8/29/08, due 9/2/08
(Delivery value $600,141)                                                600,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $600,141)                                     600,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
GovernmentAgency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $600,141)                                                600,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $600,141)                                                600,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.10%, dated 8/29/08, due 9/2/08
(Delivery value $472,741)                                                472,631
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          2,872,631
(Cost $2,872,631)                                                ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.7%                                  738,159,976
                                                                 ---------------
(Cost $745,375,950)

OTHER ASSETS AND LIABILITIES - 0.3%                                    2,195,422
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $740,355,398
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Energy                                      21.3%
Materials                                   21.1%
Financials                                  16.6%
Industrials                                 10.7%
Telecommunication Services                   7.2%
Information Technology                       6.2%
Consumer Discretionary                       4.5%
Health Care                                  4.4%
Utilities                                    3.9%
Consumer Staples                             3.0%
Cash and Equivalents(+)                      1.1%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was
    $26,696,915, which represented 3.6% of total net assets.
(3) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $2,863,078.
(4) Rate indicated is the yield to maturity at purchase.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
               VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $132,745,381
Level 2 - Other Significant Observable Inputs                      605,414,595
Level 3 - Significant Unobservable Inputs                                    -
                                                                ----------------
                                                                  $738,159,976
                                                                ================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $752,246,702
                                                                 ===============
Gross tax appreciation of investments                              $ 74,359,164
Gross tax depreciation of investments                               (88,445,890)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(14,086,726)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL VALUE FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 88.4%
AUSTRALIA - 1.5%
           113,610  Alumina Ltd.                                     $   391,288
             4,630  Australia and New Zealand
                    Banking Group Ltd.                                    65,169
            26,912  National Australia Bank Ltd.                         557,838
                                                                 ---------------
                                                                       1,014,295
                                                                 ---------------
AUSTRIA - 0.5%
            16,860  Telekom Austria AG                                   364,388
                                                                 ---------------
BELGIUM - 0.6%
            49,880  AGFA-Gevaert N.V.(1)                                 397,264
                                                                 ---------------
CANADA - 0.4%
            49,300  Domtar Corp.(1)                                      281,794
                                                                 ---------------
DENMARK - 1.5%
             6,874  Vestas Wind Systems AS(1)                            933,226
                                                                 ---------------
FINLAND - 1.0%
            34,110  Stora Enso Oyj R Shares                              341,053
            20,660  UPM-Kymmene Oyj                                      353,438
                                                                 ---------------
                                                                         694,491
                                                                 ---------------
FRANCE - 7.9%
             4,160  Accor SA                                             275,151
            24,219  AXA SA                                               777,071
             8,110  Compagnie Generale des
                    Etablissements Michelin Cl B                         525,277
             6,680  Electricite de France                                570,853
            26,240  France Telecom SA                                    774,498
            14,343  Sanofi-Aventis                                     1,018,126
             3,105  Suez Environnement SA(1)                              89,178
            12,420  Suez SA                                              682,122
            15,920  Thomson(1)                                            73,883
             3,880  Total SA                                             278,905
             5,032  Valeo SA                                             179,757
                                                                 ---------------
                                                                       5,244,821
                                                                 ---------------
GERMANY - 8.1%
             8,620  BASF SE                                              496,846
            15,080  Bayerische Motoren Werke AG                          617,840
            33,620  Deutsche Post AG                                     786,414
            20,850  E.On AG                                            1,218,078
            97,940  Infineon Technologies AG(1)                          837,395
             1,994  Merck KGaA                                           228,607
             5,970  SAP AG                                               334,309
             7,490  Siemens AG ADR                                       814,912
                                                                 ---------------
                                                                       5,334,401
                                                                 ---------------
HONG KONG - 3.0%
            54,300  Cheung Kong Holdings Ltd.                            774,646
            56,900  Hutchison Whampoa Ltd.                               528,525

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            40,500  Swire Pacific Ltd. A Shares                          404,046
           146,000  Swire Pacific Ltd. B Shares                          290,607
                                                                 ---------------
                                                                       1,997,824
                                                                 ---------------
ISRAEL - 0.7%
            19,490  Check Point Software
                    Technologies Ltd.(1)                                 477,310
                                                                 ---------------
ITALY - 2.1%
            21,370  ENI SpA                                              695,721
            26,230  Mediaset SpA                                         191,058
            90,660  UniCredit SpA                                        490,806
                                                                 ---------------
                                                                       1,377,585
                                                                 ---------------
JAPAN - 8.4%
            10,200  FUJIFILM Holdings Corp.                              280,650
            62,400  Hitachi Ltd.                                         459,499
             6,600  Mabuchi Motor Co. Ltd.                               308,604
            22,000  Mitsubishi UFJ Financial
                    Group, Inc.                                          167,589
             9,000  Mitsubishi UFJ Financial
                    Group, Inc. ADR                                       68,760
            22,000  NGK Spark Plug Co., Ltd.                             242,545
             3,400  Nintendo Co., Ltd.                                 1,607,506
               101  Nippon Telegraph &
                    Telephone Corp.                                      496,025
            17,600  Nomura Holdings, Inc.                                234,379
            11,900  Olympus Corp.                                        385,512
            32,600  Sompo Japan Insurance Inc.                           292,493
            12,300  Sony Corp.                                           471,123
            10,600  Takeda Pharmaceutical Co Ltd.                        552,921
               300  Toshiba Corp.                                          1,681
                                                                 ---------------
                                                                       5,569,287
                                                                 ---------------
MEXICO - 1.3%
            22,820  Telefonos de Mexico,
                    SAB de CV ADR                                        560,688
            22,820  Telmex Internacional,
                    SAB de CV ADR                                        321,990
                                                                 ---------------
                                                                         882,678
                                                                 ---------------
NETHERLANDS - 4.6%
             4,410  Akzo Nobel N.V.                                      269,035
            27,040  ING Groep N.V. CVA                                   846,869
            23,417  Koninklijke Philips Electronics N.V.                 760,747
            29,199  Reed Elsevier N.V.                                   488,331
            23,440  SBM Offshore N.V.                                    567,277
             5,240  Wolters Kluwer N.V.                                  127,316
                                                                 ---------------
                                                                       3,059,575
                                                                 ---------------
NORWAY - 1.7%
            23,899  Norske Skogindustrier ASA(1)                         130,244
            62,970  Telenor ASA                                          989,496
                                                                 ---------------
                                                                       1,119,740
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.6%
            63,500  China Shenhua Energy Co.
                    Ltd. H Shares                                        217,343

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           824,000  China Telecom Corp.
                    Ltd. H Shares                                        420,802
           990,000  Shanghai Electric Group Corp.
                    H Shares(1)                                          407,733
                                                                 ---------------
                                                                       1,045,878
                                                                 ---------------
PORTUGAL - 0.7%
            39,220  Portugal Telecom SGPS SA                             409,296
             4,641  ZON Multimedia-Servicos de
                    Telecomunicacoes e Multimedia,
                    SGPS, SA                                              36,357
                                                                 ---------------
                                                                         445,653
                                                                 ---------------
RUSSIAN FEDERATION - 0.4%
             6,610  OAO Gazprom ADR                                      257,011
                                                                 ---------------
SINGAPORE - 1.2%
            61,500  DBS Group Holdings Ltd.                              778,149
                                                                 ---------------
SOUTH KOREA - 5.2%
            10,360  Hyundai Motor Company                                675,865
             6,890  Kookmin Bank                                         378,064
            13,780  Korea Electric Power Corp.                           416,836
            19,660  KT Corp. ADR                                         400,278
             2,630  Samsung Electronics                                1,235,383
            16,530  SK Telecom Co. Ltd. ADR                              337,212
                                                                 ---------------
                                                                       3,443,638
                                                                 ---------------
SPAIN - 4.4%
            41,710  Banco Santander SA                                   709,376
            27,680  Iberdrola SA                                         333,551
            27,430  Repsol YPF, SA                                       850,829
            13,460  Telefonica SA ADR                                    996,982
                                                                 ---------------
                                                                       2,890,738
                                                                 ---------------
SWEDEN - 2.7%
            50,980  Atlas Copco AB A Shares                              712,633
            18,570  Niscayah Group AB                                     33,413
            12,900  Nordea Bank AB                                       171,846
            47,630  Nordea Bank AB FDR                                   633,266
            18,570  Securitas AB B Shares                                251,106
                                                                 ---------------
                                                                       1,802,264
                                                                 ---------------
SWITZERLAND - 7.7%
            11,760  ACE Ltd.                                             618,694
             6,580  Lonza Group AG                                       930,064
            20,300  Nestle SA                                            894,412
            21,250  Novartis AG                                        1,185,718
             9,307  Swiss Reinsurance                                    574,454
            41,205  UBS AG(1)                                            894,272
                                                                 ---------------
                                                                       5,097,614
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.7%
            14,585  Chunghwa Telecom Co. Ltd. ADR                        360,833

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           303,592  Compal Electronics Inc.                              271,225
           149,476  Lite-On Technology Corp.                             146,733
           174,000  Taiwan Semiconductor
                    Manufacturing Co. Ltd.                               321,759
                                                                 ---------------
                                                                       1,100,550
                                                                 ---------------
TURKEY - 0.3%
            10,400  Turkcell Iletisim Hizmetleri
                    AS ADR                                               172,120
                                                                 ---------------
UNITED KINGDOM - 19.4%
            69,640  Aviva plc                                            650,255
            92,850  BAE Systems plc                                      810,488
            54,390  BP plc                                               522,707
            75,080  British Sky Broadcasting
                    Group plc                                            636,585
            30,150  Burberry Group plc                                   245,909
            36,243  Cadbury plc                                          416,107
            76,750  Compass Group plc                                    510,795
            45,210  GKN plc                                              201,714
            45,840  GlaxoSmithKline plc                                1,078,312
            83,400  HSBC Holdings plc                                  1,312,070
           145,040  Kingfisher plc                                       350,023
            32,590  Lloyds TSB Group plc                                 180,449
            35,602  National Grid plc                                    462,579
           195,070  Old Mutual plc                                       345,503
            40,140  Pearson plc                                          495,255
           139,260  Rentokil Initial plc                                 184,187
            99,630  Rolls-Royce Group plc                                719,417
           119,238  Royal Bank of Scotland Group plc                     510,336
            28,585  Royal Dutch Shell plc Cl B                           983,662
            16,746  Smiths Group plc                                     348,224
            19,350  Standard Chartered plc                               525,876
            18,085  Unilever plc                                         485,737
           294,863  Vodafone Group plc                                   754,826
            61,640  Yell Group plc                                       120,854
                                                                 ---------------
                                                                      12,851,870
                                                                 ---------------
TOTAL COMMON STOCKS                                                   58,634,164
(Cost $49,248,716)                                               ---------------

PREFERRED STOCKS - 2.5%
BRAZIL - 2.5%
            41,720  Cia Vale do Rio Doce ADR                             991,684
            18,780  Empresa Brasiliera de
                    Aeronautica SA ADR                                   637,581
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 1,629,265
(Cost $808,400)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 8.8%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $2,545,631), in a joint trading
account at 1.95%, dated 8/29/08, due 9/2/08
(Delivery value $2,500,542)                                            2,500,000

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 6.125%, 8/15/29, valued
at $3,362,577), in a joint trading account at
1.98%, dated 8/29/08, due 9/2/08
(Delivery value $3,300,726)                                            3,300,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       5,800,000
(Cost $5,800,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                   66,063,429
                                                                 ---------------
(Cost $55,857,116)

OTHER ASSETS AND LIABILITIES - 0.3%                                      198,642
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $66,262,071
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                  19.9%
Industrials                                 12.1%
Telecommunication Services                  11.1%
Consumer Discretionary                       9.8%
Information Technology                       9.5%
Health Care                                  8.7%
Energy                                       6.6%
Utilities                                    5.6%
Materials                                    4.9%
Consumer Staples                             2.7%
Cash and Equivalents(+)                      9.1%

(+) Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FDR = Finnish Depository Receipt
(1) Non-income producing.

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                           VALUE OF INVESTMENT
              VALUATION INPUTS                                 SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $ 6,759,044
Level 2 - Other Significant Observable Inputs                   59,304,385
Level 3 - Significant Unobservable Inputs                                -
                                                         -----------------------
                                                               $66,063,429
                                                         =======================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $55,857,116
                                                                 ===============
Gross tax appreciation of investments                               $17,394,046
Gross tax depreciation of investments                                (7,187,733)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $10,206,313
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL STOCK FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AUSTRALIA - 5.3%
            45,577  BHP Billiton Ltd.                               $  1,605,025
           120,386  Boart Longyear Group                                 202,402
            49,971  CSL Ltd.                                           1,743,648
            15,000  Rio Tinto Ltd.(1)                                  1,618,681
            35,521  Sonic Healthcare Ltd.                                438,866
                                                                 ---------------
                                                                       5,608,622
                                                                 ---------------
BELGIUM - 2.0%
             4,068  KBC Groupe                                           388,467
            70,883  SES SA Fiduciary
                    Depositary Receipt                                 1,710,368
                                                                 ---------------
                                                                       2,098,835
                                                                 ---------------
BERMUDA - 0.5%
            17,239  Aquarius Platinum Ltd.                               154,003
            15,497  Seadrill Ltd.                                        423,003
                                                                 ---------------
                                                                         577,006
                                                                 ---------------
BRAZIL - 1.4%
            65,100  BM&FBOVESPA SA - Bolsa de
                    Valores, Mercadorias e Futuros                       497,473
            53,000  Redecard SA                                          961,247
                                                                 ---------------
                                                                       1,458,720
                                                                 ---------------
CANADA - 3.3%
            10,391  Canadian National Railway Co.                        545,113
            16,083  EnCana Corp.                                       1,204,617
            11,060  Research In Motion Ltd.(2)                         1,344,896
             8,859  Shoppers Drug Mart Corp.                             462,158
                                                                 ---------------
                                                                       3,556,784
                                                                 ---------------
CZECH REPUBLIC - 1.3%
            17,920  CEZ AS                                             1,352,780
                                                                 ---------------
DENMARK - 3.3%
             4,939  Carlsberg AS B Shares                                438,038
             3,790  FLSmidth & Co. AS                                    302,625
            20,486  Novo Nordisk AS B Shares                           1,138,784
            11,586  Vestas Wind Systems AS(2)                          1,572,934
                                                                 ---------------
                                                                       3,452,381
                                                                 ---------------
FINLAND - 1.2%
            10,459  Fortum Oyj                                           429,145

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            32,652  Nokia Oyj                                            821,402
                                                                 ---------------
                                                                       1,250,547
                                                                 ---------------
FRANCE - 9.6%
            12,737  ALSTOM Co.                                         1,296,507
            56,117  AXA SA                                             1,800,524
            11,466  BNP Paribas                                        1,034,618
            10,020  Groupe Danone                                        697,293
             9,471  Suez Environnement SA(2)                             272,016
            17,627  Suez SA                                              968,097
            26,651  Total SA                                           1,915,745
             6,914  Ubisoft Entertainment SA(2)                          647,360
             1,889  Vallourec                                            526,688
            26,533  Vivendi                                            1,026,008
                                                                 ---------------
                                                                      10,184,856
                                                                 ---------------
GERMANY - 9.1%
            14,038  adidas AG                                            824,205
            12,128  Bayer AG                                             960,765
            10,433  Deutsche Boerse AG                                   989,650
            20,957  Fresenius Medical Care AG
                    & Co. KGaA                                         1,125,942
            15,344  GEA Group AG                                         483,516
             4,630  Hochtief AG                                          391,035
             7,957  K+S AG                                               963,956
            10,129  Linde AG                                           1,275,962
             6,945  Q-Cells AG(2)                                        698,225
             7,410  SAP AG                                               414,946
            13,018  SGL Carbon AG(2)                                     784,422
             7,418  Siemens AG                                           806,905
                                                                 ---------------
                                                                       9,719,529
                                                                 ---------------
GREECE - 1.7%
            15,690  Coca-Cola Hellenic
                    Bottling Co. SA                                      386,707
            32,160  National Bank of Greece SA                         1,431,830
                                                                 ---------------
                                                                       1,818,537
                                                                 ---------------
HONG KONG - 1.7%
            41,400  Hang Seng Bank Ltd.                                  818,142
           206,000  Li & Fung Ltd.                                       630,145
           159,500  Link Real Estate
                    Investment Trust (The)                               376,380
                                                                 ---------------
                                                                       1,824,667
                                                                 ---------------
INDIA - 0.8%
            29,440  Bharti Airtel Ltd.(2)                                558,256
             5,645  Housing Development
                    Finance Corp. Ltd.                                   298,675
                                                                 ---------------
                                                                         856,931
                                                                 ---------------

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
IRELAND - 0.2%
            18,928  Anglo Irish Bank Corp. plc                           163,393
                                                                 ---------------
ISRAEL - 0.2%
             5,536  Teva Pharmaceutical
                    Industries Ltd. ADR                                  262,074
                                                                 ---------------
ITALY - 4.5%
            65,066  ENI SpA                                            2,118,308
            12,036  Finmeccanica SpA                                     322,228
            98,075  Intesa Sanpaolo SpA                                  526,958
            46,267  Saipem SpA                                         1,836,076
                                                                 ---------------
                                                                       4,803,570
                                                                 ---------------
JAPAN - 11.5%
             7,800  Benesse Corp.                                        341,983
             9,700  Canon, Inc.                                          434,178
                93  Central Japan Railway Co.                            969,820
             8,200  Daikin Industries Ltd.                               277,624
             5,300  Daito Trust Construction Co., Ltd.                   218,970
             7,900  FamilyMart Co., Ltd.(1)                              321,695
             4,800  FAST RETAILING CO., LTD.(1)                          483,694
            82,605  iShares MSCI Japan Index Fund                        943,349
            21,000  Japan Steel Works Ltd. (The)                         364,269
            24,900  Konami Corp.                                         761,156
            12,700  Kurita Water Industries Ltd.                         412,818
            49,000  Marubeni Corp.                                       304,580
            28,600  Mitsubishi Corp.                                     792,278
            46,000  Mitsui O.S.K. Lines, Ltd.                            547,513
             3,400  Nintendo Co., Ltd.                                 1,607,507
               197  Rakuten, Inc.(2)                                     109,699
             2,700  Shin-Etsu Chemical Co., Ltd.                         150,665
            18,000  Shiseido Co., Ltd.                                   421,671
               370  Sony Financial Holdings Inc.                       1,374,799
                60  Sumitomo Mitsui
                    Financial Group Inc.                                 365,174
            14,800  Terumo Corp.                                         828,535
             2,900  Uni-Charm Corp.                                      216,056
                                                                 ---------------
                                                                      12,248,033
                                                                 ---------------
LUXEMBOURG - 0.5%
             6,550  Millicom International Cellular SA                   519,874
                                                                 ---------------
MULTI-NATIONAL - 1.0%
             8,131  iShares MSCI EAFE Growth
                    Index Fund(1)                                        527,539
             4,316  iShares MSCI EAFE Index Fund                         274,368
             5,193  iShares MSCI Emerging Markets
                    Index Fund                                           207,980
                                                                 ---------------
                                                                       1,009,887
                                                                 ---------------
NETHERLANDS - 1.3%
            27,134  ASML Holding N.V.                                    639,606

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            41,679  Koninklijke KPN N.V.                                 707,544
                                                                 ---------------
                                                                       1,347,150
                                                                 ---------------
NORWAY - 0.5%
            20,770  Norsk Hydro ASA                                      221,155
             5,153  Yara International ASA                               318,552
                                                                 ---------------
                                                                         539,707
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.1%
           196,000  China Communications
                    Construction Co. Ltd. H Shares                       332,147
           260,000  China Merchants Bank Co.,
                    Ltd. H Shares                                        869,101
                                                                 ---------------
                                                                       1,201,248
                                                                 ---------------
RUSSIAN FEDERATION - 0.3%
           140,353  Sberbank                                             330,320
                                                                 ---------------
SINGAPORE - 0.9%
           100,000  SembCorp Marine Ltd.                                 265,817
            50,000  United Overseas Bank Ltd.                            666,820
                                                                 ---------------
                                                                         932,637
                                                                 ---------------
SOUTH KOREA - 0.7%
            11,193  Hyundai Motor Company                                730,208
                                                                 ---------------
SPAIN - 3.6%
            71,511  Banco Santander SA                                 1,216,212
            26,517  Cintra Concesiones de
                    Infraestructuras de Transporte SA                    307,106
            19,486  Gamesa Corporacion
                    Tecnologica SA                                       922,981
             6,261  Indra Sistemas SA                                    160,388
            47,183  Telefonica SA                                      1,167,133
                                                                 ---------------
                                                                       3,773,820
                                                                 ---------------
SWEDEN - 0.3%
             3,149  H&M Hennes & Mauritz AB
                    B Shares                                             155,926
             2,629  Oriflame Cosmetics SA SDR                            152,017
                                                                 ---------------
                                                                         307,943
                                                                 ---------------
SWITZERLAND - 11.1%
            49,339  ABB Ltd.                                           1,209,008
            12,148  Actelion Ltd.(2)                                     696,049
            10,339  Compagnie Financiere Richemont
                    SA A Shares                                          602,631
             8,737  EFG International AG                                 265,877
            21,065  Julius Baer Holding AG                             1,282,838
             3,889  Lonza Group AG                                       549,699
            41,142  Nestle SA                                          1,812,704

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            32,862  Novartis AG                                        1,833,651
             7,355  Roche Holding AG                                   1,239,623
               621  SGS SA                                               795,693
             5,774  Syngenta AG                                        1,549,615
                                                                 ---------------
                                                                      11,837,388
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.2%
            25,590  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                           248,479
                                                                 ---------------
UNITED KINGDOM - 20.6%
            37,558  Admiral Group plc                                    664,990
            52,371  AMEC plc                                             803,434
            24,834  Anglo American plc                                 1,321,947
            17,404  Autonomy Corp. plc(2)                                363,585
            30,167  BAE Systems plc                                      263,328
            97,974  BG Group plc                                       2,173,476
            21,799  British American Tobacco plc                         737,728
            58,745  Cadbury plc                                          674,453
            45,943  Capita Group plc                                     591,746
           161,205  Compass Group plc                                  1,072,870
            64,471  GlaxoSmithKline plc                                1,516,576
            78,330  HSBC Holdings plc                                  1,232,308
            12,015  ICAP plc                                             104,136
           102,337  International Power plc                              736,350
            16,262  Johnson Matthey plc                                  480,545
           132,799  Man Group plc                                      1,372,071
            33,830  Reckitt Benckiser Group plc                        1,710,196
            41,953  Reed Elsevier plc                                    478,779
            58,648  Scottish and Southern Energy plc                   1,543,519
            81,825  Stagecoach Group plc                                 475,194
            21,474  Standard Chartered plc                               583,600
           224,459  Tesco plc                                          1,556,234
            85,213  TUI Travel plc                                       326,394
           429,441  Vodafone Group plc                                 1,099,335
                                                                 ---------------
                                                                      21,882,794
                                                                 ---------------
TOTAL COMMON STOCKS                                                  105,898,720
(Cost $97,766,405)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 2.4%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $500,118)                                     500,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $500,118)                                     500,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $500,118)                                                500,000

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $500,118)                                                500,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.10%, dated 8/29/08,
due 9/2/08 (Delivery value $550,098)                                     549,970
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          2,549,970
(Cost $2,549,970)                                                ---------------

TOTAL INVESTMENT SECURITIES - 102.1%                                 108,448,690
                                                                 ---------------
(Cost $100,316,375)

OTHER ASSETS AND LIABILITIES - (2.1)%                                (2,199,872)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $106,248,818
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                  18.8%
Industrials                                 15.3%
Health Care                                 11.6%
Energy                                       9.9%
Materials                                    9.8%
Consumer Staples                             9.0%
Consumer Discretionary                       8.0%
Information Technology                       7.0%
Utilities                                    4.7%
Telecommunication Services                   3.8%
Diversified                                  1.8%
Cash and Equivalents(+)                      0.3%

(+) Includes securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
EAEF = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
SDR = Swedish Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $2,504,433.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
              VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $  5,533,176
Level 2 - Other Significant Observable Inputs                     102,915,514
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $108,448,690
                                                              ==================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $101,239,437
                                                                 ===============
Gross tax appreciation of investments                              $ 12,960,780
Gross tax depreciation of investments                                (5,751,527)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  7,209,253
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
ARGENTINA - 0.4%
           191,600  Mercadolibre Inc.(1)                          $    5,914,692
                                                                 ---------------
AUSTRALIA - 5.4%
         1,060,200  Arrow Energy Ltd.(1)                               3,166,894
         8,133,000  Boart Longyear Group                              13,673,794
           743,000  CSL Ltd.                                          25,925,644
            67,600  Incitec Pivot Ltd.                                 9,155,486
           366,776  Macarthur Coal Ltd.                                4,197,655
         1,400,400  OneSteel Ltd.                                      8,173,197
         1,323,400  Sonic Healthcare Ltd.                             16,350,770
                                                                 ---------------
                                                                      80,643,440
                                                                 ---------------
AUSTRIA - 0.6%
           155,600  Andritz AG                                         9,623,324
                                                                 ---------------
BELGIUM - 0.8%
            66,200  Bekaert SA                                        11,561,590
                                                                 ---------------
BERMUDA - 1.4%
           765,800  Seadrill Ltd.                                     20,903,110
                                                                 ---------------
BRAZIL - 1.4%
           922,100  GVT Holding SA(1)                                 20,879,440
                                                                 ---------------
CANADA - 5.9%
           231,600  Agnico-Eagle Mines Ltd.                           13,292,547
           179,100  Agrium Inc.                                       15,098,130
            81,500  Fording Canadian Coal Trust                        7,292,620
           298,300  NOVA Chemicals Corp.                               8,588,057
           575,400  Oilexco Inc.(1)                                    8,154,593
           706,400  Open Text Corp.(1)(2)                             24,773,448
           504,500  Precision Drilling Trust                          10,708,065
                                                                 ---------------
                                                                      87,907,460
                                                                 ---------------
CHANNEL ISLANDS - 0.5%
           263,300  Amdocs Ltd.(1)                                     7,949,027
                                                                 ---------------
DENMARK - 2.3%
           255,000  FLSmidth & Co. AS                                 20,361,278
            97,500  Genmab AS(1)                                       6,290,370
            67,800  Novozymes AS B Shares                              6,797,654
                                                                 ---------------
                                                                      33,449,302
                                                                 ---------------
FINLAND - 1.8%
           764,700  Nokian Renkaat Oyj                                27,340,023
                                                                 ---------------
FRANCE - 1.9%
           224,100  Nexans SA                                         28,248,623
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
GERMANY - 5.4%
           150,100  K+S AG                                            18,183,972
           270,300  Kloeckner & Co. AG                                10,838,745
           284,200  SGL Carbon AG(1)                                  17,124,964
           256,500  SolarWorld AG(2)                                  13,392,544
           332,500  United Internet AG                                 4,860,317
           118,479  Vossloh AG                                        15,453,935
                                                                 ---------------
                                                                      79,854,477
                                                                 ---------------
GREECE - 2.2%
           154,500  Motor Oil (Hellas)
                    Corinth Refineries SA                              2,936,918
         1,099,200  Piraeus Bank SA                                   29,580,633
                                                                 ---------------
                                                                      32,517,551
                                                                 ---------------
HONG KONG - 3.0%
         3,893,500  Kingboard Chemical Holdings Ltd.                  17,640,603
         8,294,000  Link Real Estate Investment
                    Trust (The)                                       19,571,746
         5,153,000  Pacific Basin Shipping Ltd.
                    (Acquired 5/8/08-5/30/08,
                    Cost $8,841,160)(3)                                6,991,074
                                                                 ---------------
                                                                      44,203,423
                                                                 ---------------
INDIA - 1.1%
           467,900  Sun Pharmaceutical
                    Industries Ltd.                                   15,657,036
                                                                 ---------------
IRELAND - 2.3%
           842,456  ICON plc ADR(1)                                   34,313,233
                                                                 ---------------
ITALY - 2.9%
           581,800  ERG SpA                                           11,842,255
         1,248,500  Prysmian SpA                                      30,679,481
                                                                 ---------------
                                                                      42,521,736
                                                                 ---------------
JAPAN - 15.5%
           354,100  AEON Mall Co., Ltd.                               10,195,562
           604,300  Capcom Co. Ltd.                                   18,560,747
           287,500  FamilyMart Co., Ltd.                              11,707,261
         3,942,000  Furukawa Electric Co. Ltd.                        20,429,436
         2,418,000  Hankyu Hanshin Holdings, Inc.                     10,666,955
           570,000  Hitachi Metals Ltd.                                8,517,790
           353,100  Hosiden Corp.                                      5,886,896
           681,200  iShares MSCI Japan Index Fund                      7,779,304
         1,833,000  Japan Steel Works Ltd. (The)                      31,795,460
           787,000  JGC Corp.                                         15,082,064
             5,513  Jupiter Telecommunications Co.                     4,210,899
           137,600  Kurita Water Industries Ltd.                       4,472,735
           118,400  Nissha Printing Co., Ltd.                          6,404,315
           212,700  Nitori Co. Ltd.                                   11,844,237
           485,100  Shimano Inc.                                      19,768,800
           703,100  Tokyo Steel
                    Manufacturing Co. Ltd.                             7,377,527
           309,000  Toyo Suisan Kaisha Ltd.                            7,685,764

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           164,900  Toyo Tanso Co. Ltd.(2)                             9,996,614
         4,652,000  Ube Industries Ltd.                               16,587,557
                                                                 ---------------
                                                                     228,969,923
                                                                 ---------------
LUXEMBOURG - 1.1%
           210,000  Millicom International Cellular SA                16,667,700
                                                                 ---------------
MALAYSIA - 0.4%
        14,724,750  KNM Group Bhd                                      6,436,062
                                                                 ---------------
MULTI-NATIONAL - 0.4%
            94,200  iShares MSCI EAFE Growth
                    Index Fund(2)                                      6,111,696
                                                                 ---------------
NETHERLANDS - 3.2%
            36,900  Core Laboratories N.V.                             4,580,766
           422,900  Fugro N.V. CVA                                    32,637,017
           476,900  Qiagen N.V.(1)                                    10,089,932
                                                                 ---------------
                                                                      47,307,715
                                                                 ---------------
NORWAY - 1.5%
         2,704,600  Pronova BioPharma AS(1)                           11,203,642
           498,200  Subsea 7 Inc.(1)                                  11,133,846
                                                                 ---------------
                                                                      22,337,488
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 3.2%
         8,075,000  China High Speed Transmission
                    Equipment Group Co., Ltd.                         15,794,384
        22,338,600  China South Locomotive & Rolling
                    Stock Corp. H Shares
                    (Acquired 8/25/08-8/28/08,
                    Cost $8,252,908)(1)(3)                             8,955,812
         3,113,000  China Yurun Food Group Ltd.                        5,344,773
           101,700  LDK Solar Co., Ltd. ADR(1)(2)                      5,213,142
           140,000  Mindray Medical
                    International Ltd. ADR                             5,444,600
           144,000  Suntech Power Holdings Co.
                    Ltd. ADR(1)(2)                                     6,884,640
                                                                 ---------------
                                                                      47,637,351
                                                                 ---------------
PORTUGAL - 0.5%
           916,000  Jeronimo Martins, SGPS, SA                         7,827,029
                                                                 ---------------
SINGAPORE - 1.9%
        17,354,320  Noble Group Ltd.                                  23,489,998
         4,007,000  SMRT Corp. Ltd.                                    5,192,011
                                                                 ---------------
                                                                      28,682,009
                                                                 ---------------
SOUTH AFRICA - 0.6%
         1,389,900  Aspen Pharmacare Holdings Ltd.                     8,437,958
                                                                 ---------------
SOUTH KOREA - 1.4%
            32,900  Hite Brewery Co. Ltd.(1)                           6,315,736
            32,100  LG Household &
                    Health Care Ltd.(1)                                5,545,544
           106,400  Taewoong Co. Ltd.(1)                               9,260,889
                                                                 ---------------
                                                                      21,122,169
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPAIN - 3.7%
           611,700  Enagas                                            15,558,036
           359,700  Grifols SA                                        10,687,543
           421,800  Tecnicas Reunidas SA                              27,902,428
                                                                 ---------------
                                                                      54,148,007
                                                                 ---------------
SWEDEN - 1.6%
           968,500  SSAB Svenskt Stal AB Series A                     23,625,134
                                                                 ---------------
SWITZERLAND - 7.5%
           216,300  Actelion Ltd.(1)                                  12,393,435
           130,500  Basilea Pharmaceutica AG(1)                       20,073,086
           174,170  EFG International AG                               5,300,187
           327,200  Lonza Group AG                                    46,248,795
            50,603  Orascom Development
                    Holding AG(1)                                      4,546,500
            99,700  Sulzer AG                                         12,272,384
           398,200  Temenos Group AG(1)                               10,453,028
                                                                 ---------------
                                                                     111,287,415
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 2.5%
         6,932,000  Acer Inc.                                         13,816,707
           188,990  Feng Hsin Iron & Steel Co., Ltd.                     362,147
           628,000  Largan Precision Co. Ltd.                          8,489,371
        10,052,520  Quanta Computer Inc.                              15,071,872
                                                                 ---------------
                                                                      37,740,097
                                                                 ---------------
THAILAND - 0.5%
           647,300  Banpu PCL                                          7,293,860
                                                                 ---------------
UNITED ARAB EMIRATES - 0.7%
         1,228,600  Lamprell plc                                      10,728,022
                                                                 ---------------
UNITED KINGDOM - 13.1%
         1,366,000  Aggreko plc                                       17,912,774
           711,700  AVEVA Group plc                                   19,021,009
         1,746,500  Cobham plc                                         7,310,004
         2,415,400  Ferrexpo plc                                      11,266,093
         2,105,900  Firstgroup plc                                    23,208,318
         1,097,100  IG Group Holdings plc                              6,903,060
           927,900  Imperial Energy Corp. plc(1)                      19,748,591
           964,500  International Power plc                            6,939,909
           954,700  National Express Group plc                        18,022,827
           690,300  Rotork plc                                        13,783,361
         2,450,100  Serco Group plc                                   19,163,507
         1,366,900  VT Group plc                                      15,348,722
           598,587  Wellstream Holdings plc(1)                        13,612,661
                                                                 ---------------
                                                                     192,240,836
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,462,087,958
(Cost $1,326,993,895)                                            ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/29,
valued at $15,080,647), in a joint trading
account at 1.98%, dated 8/29/08,
due 9/2/08 (Delivery value $14,803,256)                               14,800,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.375%, 12/15/08,
valued at $6,427,321), in a joint trading
account at 1.98%, dated 8/29/08,
due 9/2/08 (Delivery value $6,301,386)                                 6,300,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      21,100,000
(Cost $21,100,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 3.5%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $10,502,473)                               10,500,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $11,002,591)                               11,000,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $10,002,356)                                          10,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $10,002,356)                                          10,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.10%, dated 8/29/08,
due 9/2/08 (Delivery value $9,645,167)                                 9,642,917
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         51,142,917
(Cost $51,142,917)                                               ---------------

TOTAL INVESTMENT SECURITIES - 103.5%                               1,534,330,875
                                                                 ---------------
(Cost $1,399,236,812)

OTHER ASSETS AND LIABILITIES - (3.5)%                               (52,245,145)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,482,085,730
                                                                 ===============

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                 29.4%
Health Care                                 15.1%
Energy                                      12.9%
Materials                                   11.9%
Information Technology                      11.4%
Consumer Discretionary                       5.6%
Financials                                   4.8%
Consumer Staples                             2.6%
Telecommunication Services                   2.5%
Utilities                                    1.5%
Diversified                                  0.9%
Cash and Equivalents(+)                      1.4%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $49,117,494.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was
    $15,946,886, which represented 1.1% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
              VALUATION INPUTS                                   SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $  156,611,055
Level 2 - Other Significant Observable Inputs                   1,377,719,820
Level 3 - Significant Unobservable Inputs                                   -
                                                            --------------------
                                                               $1,534,330,875
                                                            ====================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,407,349,514
                                                                 ===============
Gross tax appreciation of investments                            $  205,593,168
Gross tax depreciation of investments                               (78,611,807)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  126,981,361
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
AUSTRALIA - 4.2%
           254,728  Centennial Coal Co. Ltd.(1)                     $  1,238,785
            31,992  JB Hi-Fi Ltd.                                        377,154
           339,381  Mount Gibson Iron Ltd.(2)                            695,172
           152,567  Nufarm Ltd.                                        2,157,274
           643,234  Pan Australian Resources Ltd.(2)                     476,359
           171,489  Platinum Australia Ltd.(2)                           365,987
                                                                 ---------------
                                                                       5,310,731
                                                                 ---------------
AUSTRIA - 0.8%
            24,148  Intercell AG(2)                                    1,060,280
                                                                 ---------------
BRITISH VIRGIN ISLANDS - 1.1%
           141,250  Playtech Ltd.                                      1,401,659
                                                                 ---------------
CANADA - 6.4%
            87,996  5N Plus Inc.(1)(2)                                   637,214
           148,194  Compton Petroleum Corp.(2)                         1,261,523
            50,128  Detour Gold Corp.(2)                                 652,827
           121,345  Gran Tierra Energy Inc.(1)(2)                        614,752
           248,755  Great Basin Gold Ltd.(2)                             641,827
            12,284  Labrador Iron Ore Royalty
                    Income Fund                                          644,536
            10,566  Open Text Corp.(2)                                   370,550
            81,931  Rothmans Inc.                                      2,299,114
            81,660  Trinidad Drilling Ltd.                               984,272
                                                                 ---------------
                                                                       8,106,615
                                                                 ---------------
FINLAND - 0.5%
            13,882  Outotec Oyj                                          631,577
                                                                 ---------------
FRANCE - 6.6%
           134,283  Altran Technologies SA(2)                          1,174,265
            30,048  Axalto Holding N.V.(2)                             1,287,734
            12,798  bioMerieux                                         1,394,223
            43,619  Etablissements Maurel et Prom                        902,945
            32,441  Ingenico                                             948,468
            10,384  Nexans SA                                          1,308,941
            17,914  Sechilienne-Sidec                                  1,312,129
                                                                 ---------------
                                                                       8,328,705
                                                                 ---------------
GERMANY - 6.5%
            14,694  Bauer AG                                           1,237,516
            11,864  Demag Cranes AG                                      649,425
            17,994  Fielmann AG                                        1,369,682
            15,077  Krones AG                                          1,107,278
             2,941  Manz Automation AG(2)                                618,435
            55,197  Medion AG                                            965,994
            17,030  Vossloh AG                                         2,221,326
                                                                 ---------------
                                                                       8,169,656
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HONG KONG - 0.9%
           760,000  Huabao International Holdings Ltd.                   558,907
           376,000  Ju Teng International
                    Holdings Ltd.(2)                                     205,125
           133,500  Ports Design Ltd.                                    333,500
                                                                 ---------------
                                                                       1,097,532
                                                                 ---------------
INDIA - 1.3%
            31,494  ICSA India Ltd.(2)                                   247,628
            36,692  Lupin Ltd.                                           609,509
            46,766  Piramal Healthcare Ltd.                              360,495
            17,428  Tulip Telecom Ltd.                                   378,673
                                                                 ---------------
                                                                       1,596,305
                                                                 ---------------
INDONESIA - 1.2%
         2,070,500  PT Sampoerna Agro Tbk                                551,725
         3,460,500  PT Timah Tbk                                         969,920
                                                                 ---------------
                                                                       1,521,645
                                                                 ---------------
ISRAEL - 1.2%
            42,810  Delek Automotive Systems Ltd.                        550,841
            16,611  Elbit Systems Ltd.                                   912,880
                                                                 ---------------
                                                                       1,463,721
                                                                 ---------------
ITALY - 6.7%
            99,968  Ansaldo STS SpA                                    1,531,750
           163,650  Astaldi SpA                                        1,283,453
            33,419  Danieli & C. Officine
                    Meccaniche SpA                                       664,708
           274,805  Landi Renzo SpA                                    1,913,992
           159,345  Maire Tecnimont SpA                                  832,047
            95,217  TREVI - Finanziaria
                    Industriale SpA                                    2,193,835
                                                                 ---------------
                                                                       8,419,785
                                                                 ---------------
JAPAN - 17.9%
            52,800  Aeon Delight Co. Ltd.(1)                           1,113,962
            69,500  Capcom Co. Ltd.                                    2,134,655
            82,200  Hosiden Corp.(1)                                   1,370,441
               665  Kakaku.com, Inc.                                   1,941,319
           171,000  Kaken Pharmaceutical Co. Ltd.                      1,529,913
            26,500  Ministop Co. Ltd.(1)                                 511,471
            35,500  Nissha Printing Co., Ltd.                          1,920,212
               288  Osaka Securities
                    Exchange Co. Ltd.(1)                               1,025,227
           113,700  Shinko Plantech Co. Ltd.(1)                        1,159,799
           199,000  Tokai Carbon Co. Ltd.                              2,040,414
            80,200  Torishima Pump
                    Manufacturing Co. Ltd.(1)                          1,606,751
            52,000  Toyo Suisan Kaisha Ltd.                            1,293,397
            12,772  Toyo Tanso Co. Ltd.(1)                               774,268
           109,100  Tsumura & Co.(1)                                   3,040,593
            41,000  Unicharm Petcare Corp.(1)                          1,314,548
                                                                 ---------------
                                                                      22,776,970
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 3.2%
            24,752  Imtech N.V.                                          637,126
            17,631  Koninklijke Vopak N.V.                             1,039,164
            46,554  QIAGEN N.V.(2)                                       986,014
            18,002  Smit Internationale N.V.                           1,389,288
                                                                 ---------------
                                                                       4,051,592
                                                                 ---------------
NORWAY - 3.1%
            71,177  ODIM ASA(2)                                        1,121,905
           195,483  Songa Offshore ASA(1)(2)                           2,749,047
                                                                 ---------------
                                                                       3,870,952
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.7%
            27,890  China Medical
                    Technologies Inc. ADR(1)                           1,281,267
           135,000  Golden Eagle Retail Group Ltd.                       124,647
           304,500  Li Ning Co. Ltd.                                     756,038
                                                                 ---------------
                                                                       2,161,952
                                                                 ---------------
SINGAPORE - 0.9%
           662,000  Straits Asia Resources Ltd.(1)                     1,181,185
                                                                 ---------------
SOUTH KOREA - 1.2%
            53,830  DigiTech Systems Co., Ltd.(2)                        866,424
            26,190  LG Fashion Corp.(2)                                  686,194
                                                                 ---------------
                                                                       1,552,618
                                                                 ---------------
SPAIN - 5.8%
             1,616  Construcciones y Auxiliar de
                    Ferrocarriles SA                                     673,884
           112,406  Grifols SA                                         3,339,850
            47,302  Prosegur, Compania de
                    Seguridad SA                                       1,888,332
           159,949  Tubacex SA                                         1,369,278
                                                                 ---------------
                                                                       7,271,344
                                                                 ---------------
SWEDEN - 2.9%
           132,682  Elekta AB B Shares                                 2,806,103
            15,233  Oriflame Cosmetics SA SDR                            880,818
                                                                 ---------------
                                                                       3,686,921
                                                                 ---------------
SWITZERLAND - 3.8%
            11,320  Advanced Digital Broadcast
                    Holdings SA(2)                                       369,638
            14,739  Bank Sarasin & Compagnie AG
                    B Shares                                             635,804
             3,164  Bucher Industries AG                                 649,285
             2,418  Galenica Holding AG                                  957,160
            37,171  PSP Swiss Property AG                              2,253,199
                                                                 ---------------
                                                                       4,865,086
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.4%
            61,000  Giant Manufacturing Co. Ltd.                         177,092
         2,209,450  Goldsun Development &
                    Construction Co., Ltd.                               929,218

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           512,000  Tung Ho Steel Enterprise Corp.                       674,425
                                                                 ---------------
                                                                       1,780,735
                                                                 ---------------
UNITED KINGDOM - 16.8%
           323,285  888 Holdings plc                                     871,114
           313,356  Aegis Group plc                                      637,320
           160,251  ASOS plc(2)                                        1,159,504
           221,666  Babcock International Group plc                    2,420,530
            35,811  Chemring Group plc                                 1,514,779
           276,543  Chloride Group plc                                 1,256,629
           132,915  Connaught plc                                        966,817
           136,418  Croda International plc                            1,716,943
           224,702  IG Group Holdings plc                              1,413,847
           301,960  International Personal Finance plc                 1,707,130
            49,613  Intertek Group plc                                   887,786
           167,149  Jardine Lloyd Thompson
                    Group plc                                          1,377,322
           178,594  John Wood Group plc                                1,548,709
           112,991  Micro Focus International plc                        630,596
            98,446  Petrofac Ltd.                                      1,167,586
            37,029  Provident Financial plc                              611,040
           197,025  PV Crystalox Solar plc                               636,161
           452,245  Spirent plc                                          657,429
                                                                 ---------------
                                                                      21,181,242
                                                                 ---------------
UNITED STATES - 0.5%
            51,378  AgFeed Industries, Inc.(1)(2)                        594,957
                                                                 ---------------
TOTAL COMMON STOCKS                                                  122,083,765
(Cost $117,896,275)                                              ---------------

PREFERRED STOCKS - 1.0%
GERMANY - 1.0%
            15,025  Biotest AG                                         1,324,803
                                                                 ---------------
(Cost $1,223,075)

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/29,
valued at $1,120,859), in a joint trading
account at 1.98%, dated 8/29/08,
due 9/2/08 (Delivery value $1,100,242)                                 1,100,000
                                                                 ---------------
(Cost $1,100,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 8.4%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.12%, dated 8/29/08, due 9/2/08
(Delivery value $2,250,530)                                            2,250,000

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $2,250,530)                                 2,250,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $2,250,530)                                            2,250,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $2,250,530)                                            2,250,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.10%, dated 8/29/08,
due 9/2/08 (Delivery value $1,632,368)                                 1,631,987
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         10,631,987
(Cost $10,631,987)                                               ---------------

TOTAL INVESTMENT SECURITIES - 106.9%                                 135,140,555
                                                                 ---------------
(Cost $130,851,337)

OTHER ASSETS AND LIABILITIES - (6.9)%                                (8,694,905)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $126,445,650
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                 27.8%
Health Care                                 14.8%
Information Technology                      11.5%
Materials                                   11.0%
Energy                                      10.1%
Consumer Discretionary                       8.1%
Financials                                   7.1%
Consumer Staples                             5.9%
Utilities                                    1.0%
Telecommunication Services                   0.3%
Cash and Equivalents(+)                      2.4%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $10,226,021.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
                VALUATION INPUTS                                  SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $  3,232,788
Level 2 - Other Significant Observable Inputs                     131,907,767
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $135,140,555
                                                              ==================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $131,752,736
                                                                 ===============
Gross tax appreciation of investments                              $ 11,031,920
Gross tax depreciation of investments                                (7,644,101)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  3,387,819
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
BIOTECHNOLOGY - 16.5%
            18,200  Alexion Pharmaceuticals Inc.(1)                  $   820,456
            29,700  Amgen Inc.(1)                                      1,866,645
            21,500  BioMarin Pharmaceutical Inc.(1)                      648,010
            50,669  Celgene Corp.(1)                                   3,511,361
            19,500  Genentech, Inc.(1)                                 1,925,625
            16,000  Genzyme Corp.(1)                                   1,252,800
            52,542  Gilead Sciences, Inc.(1)                           2,767,913
            18,250  ImClone Systems Inc.(1)                            1,175,300
            17,000  Onyx Pharmaceuticals, Inc.(1)                        694,790
            32,000  Vertex Pharmaceuticals Inc.(1)                       859,520
                                                                 ---------------
                                                                      15,522,420
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
            54,000  CVS/Caremark Corp.                                 1,976,400
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 26.4%
            20,000  Alcon, Inc.                                        3,405,800
            62,068  Baxter International Inc.                          4,205,728
            20,000  Beckman Coulter, Inc.                              1,476,400
            33,359  Becton, Dickinson & Co.                            2,914,909
            10,000  C.R. Bard, Inc.                                      934,500
            35,000  Covidien Ltd.                                      1,892,450
             8,500  DENTSPLY International Inc.                          333,115
            24,500  Hospira Inc.(1)                                      988,820
            28,000  Inverness Medical
                    Innovations, Inc.(1)                                 994,560
            70,000  Medtronic, Inc.                                    3,822,000
            32,250  Smith & Nephew plc ADR                             1,937,580
            40,000  St. Jude Medical, Inc.(1)                          1,833,200
                                                                 ---------------
                                                                      24,739,062
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 15.3%
            55,000  Aetna Inc.                                         2,372,699
            16,250  AmerisourceBergen Corp.                              666,413
            24,800  CIGNA Corp.                                        1,038,624
            12,500  Coventry Health Care Inc.(1)                         437,750
            26,500  Express Scripts, Inc.(1)                           1,945,365
            10,000  Humana Inc.(1)                                       464,000
             6,500  Laboratory Corp. of
                    America Holdings(1)                                  475,475
            20,828  McKesson Corp.                                     1,203,442
            24,317  Psychiatric Solutions, Inc.(1)                       917,967
             9,000  Quest Diagnostics Inc.                               486,450
            33,000  Skilled Healthcare Group Inc.
                    Cl A(1)                                              526,680
            60,000  Sun Healthcare Group, Inc.(1)                      1,031,400
            20,000  Sunrise Senior Living, Inc.(1)                       406,600
            40,000  UnitedHealth Group Inc.                            1,218,000
            21,500  WellPoint Inc.(1)                                  1,134,985
                                                                 ---------------
                                                                      14,325,850
                                                                 ---------------

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 9.3%
            21,000  Charles River Laboratories(1)                      1,377,810
            16,000  Invitrogen Corp.(1)                                  679,360
            90,000  Thermo Fisher Scientific Inc.(1)                   5,450,400
            10,000  Varian Inc.(1)                                       497,100
            10,000  Waters Corp.(1)                                      682,500
                                                                 ---------------
                                                                       8,687,170
                                                                 ---------------
PHARMACEUTICALS - 28.2%
            87,500  Abbott Laboratories                                5,025,125
            34,500  Allergan, Inc.                                     1,927,515
             1,600  Barr Pharmaceuticals Inc.(1)                         108,064
            85,505  Bristol-Myers Squibb Co.                           1,824,677
            76,500  Johnson & Johnson                                  5,387,896
            41,000  Merck & Co., Inc.                                  1,462,470
            29,000  Novartis AG ADR                                    1,613,560
            13,000  Pharmaceutical HOLDRsSM Trust                        915,070
             5,170  Roche Holding AG ORD                                 871,359
            62,833  Schering-Plough Corp.                              1,218,960
            22,500  Shire Ltd. ADR                                     1,194,300
            64,994  Teva Pharmaceutical
                    Industries Ltd. ADR                                3,076,816
            43,200  Wyeth                                              1,869,696
                                                                 ---------------
                                                                      26,495,508
                                                                 ---------------
TOTAL COMMON STOCKS                                                   91,746,410
(Cost $82,167,625)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.9%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 6.125%, 8/15/29, valued
at $1,834,133), in a joint trading account at
1.98%, dated 8/29/08, due 9/2/08
(Delivery value $1,800,396)                                            1,800,000
                                                                 ---------------
(Cost $1,800,000)

TOTAL INVESTMENT SECURITIES - 99.7%                                   93,546,410
                                                                 ---------------
(Cost $83,967,625)

OTHER ASSETS AND LIABILITIES - 0.3%                                      241,748
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $93,788,158
                                                                 ===============

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                            Settlement                              Unrealized
Contracts to Sell             Date                 Value            Gain (Loss)
--------------------------------------------------------------------------------
475,123 CHF for USD          9/30/08              $431,541             $515
                                                ================================
(Value on Settlement Date $432,056)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
HOLDRs = Holding Company Depositary Receipts
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of August 31,
2008:

                                                                 UNREALIZED GAIN
                                                    VALUE OF     (LOSS) ON OTHER
                                                   INVESTMENT       FINANCIAL
             VALUATION INPUTS                      SECURITIES     INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $90,875,051            -
Level 2 - Other Significant Observable Inputs       2,671,359         $515
Level 3 - Significant Unobservable Inputs                   -            -
                                                --------------------------------
                                                  $93,546,410         $515
                                                ================================
* Includes forward foreign currency exchange contracts.

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $83,983,249
                                                                 ===============
Gross tax appreciation of investments                               $13,059,053
Gross tax depreciation of investments                                (3,495,892)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 9,563,161
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
COMMERCIAL SERVICES & SUPPLIES - 1.6%
            29,500  Nissha Printing Co., Ltd. ORD                   $  1,595,671
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 18.7%
            93,653  Adtran, Inc.                                       2,135,288
           161,107  Cisco Systems Inc.(1)                              3,874,623
            62,202  Corning Inc.                                       1,277,629
            89,061  QUALCOMM Inc.                                      4,689,062
            57,769  Research In Motion Ltd.(1)                         7,024,710
                                                                 ---------------
                                                                      19,001,312
                                                                 ---------------
COMPUTERS & PERIPHERALS - 10.2%
            32,250  Apple Inc.(1)                                      5,467,343
           179,270  High Tech Computer Corp. ORD                       3,325,157
            85,536  QLogic Corp.(1)                                    1,597,812
                                                                 ---------------
                                                                      10,390,312
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 6.0%
           162,848  Cogent, Inc.(1)                                    1,791,327
            36,360  FLIR Systems, Inc.(1)                              1,298,052
            90,851  Jabil Circuit, Inc.                                1,531,748
            46,384  National Instruments Corp.                         1,497,276
                                                                 ---------------
                                                                       6,118,403
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 12.5%
           116,280  Ariba, Inc.(1)                                     1,712,804
           151,750  AsiaInfo Holdings, Inc.(1)                         1,997,030
             6,502  Google Inc. Cl A(1)                                3,012,312
            85,311  Netease.com ADR(1)                                 2,227,470
            23,385  Sohu.com Inc.(1)                                   1,760,891
            90,760  Websense Inc.(1)                                   2,054,806
                                                                 ---------------
                                                                      12,765,313
                                                                 ---------------
IT SERVICES - 17.3%
            36,786  Affiliated Computer Services Inc.
                    Cl A(1)                                            1,958,487
            19,621  Alliance Data Systems Corp.(1)                     1,260,453
           199,634  CIBER, Inc.(1)                                     1,563,134
            58,440  Gartner, Inc.(1)                                   1,543,400
            11,804  International Business
                    Machines Corp.                                     1,436,901
             6,204  MasterCard Inc. Cl A                               1,504,780
           126,905  Ness Technologies, Inc.(1)                         1,581,236
            95,430  RightNow Technologies, Inc.(1)                     1,430,496
           179,855  Sapient Corp.(1)                                   1,667,256
            64,982  VeriFone Holdings Inc.(1)                          1,310,037
            86,667  Western Union Co. (The)                            2,393,743
                                                                 ---------------
                                                                      17,649,923
                                                                 ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 14.6%
           123,294  Altera Corp.                                       2,791,375
            22,275  ASML Holding N.V.
                    New York Shares                                      526,804
            32,772  Intel Corp.                                          749,496
            16,120  LDK Solar Co., Ltd. ADR(1)                           826,311
            47,592  Linear Technology Corp.                            1,553,403
            31,796  MEMC Electronic Materials Inc.(1)                  1,560,866
            56,753  Microchip Technology Inc.                          1,816,664
            90,090  Monolithic Power Systems, Inc.(1)                  2,195,493
            74,740  Ultratech, Inc.(1)                                 1,109,889
           110,348  Volterra Semiconductor Corp.(1)                    1,734,671
                                                                 ---------------
                                                                      14,864,972
                                                                 ---------------
SOFTWARE - 14.6%
            65,917  Activision Blizzard, Inc.(1)                       2,163,396
            57,177  Adobe Systems Inc.(1)                              2,448,890
            59,494  Amdocs Ltd.(1)                                     1,796,124
            33,700  Hitachi Software Engineering Co.,
                    Ltd. ORD                                             689,077
         2,410,000  Kingdee International Software
                    Group Co. Ltd. ORD                                   553,403
            10,871  McAfee Inc.(1)                                       430,057
            37,590  Quality Systems Inc.                               1,609,604
            23,494  salesforce.com, inc.(1)                            1,316,134
           102,212  Symantec Corp.(1)                                  2,280,350
           142,913  Wind River Systems Inc.(1)                         1,579,189
                                                                 ---------------
                                                                      14,866,224
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.3%
            78,177  Syniverse Holdings, Inc.(1)                        1,296,956
                                                                 ---------------
TOTAL COMMON STOCKS                                                   98,549,086
(Cost $90,831,986)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.7%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $1,731,029), in a joint trading
account at 1.95%, dated 8/29/08,
due 9/2/08 (Delivery value $1,700,368)                                 1,700,000
(Cost $1,700,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 98.5%                                  100,249,086
                                                                 ---------------
(Cost $92,531,986)

OTHER ASSETS AND LIABILITIES - 1.5%                                    1,562,269
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $101,811,355
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
              VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $ 92,385,778
Level 2 - Other Significant Observable Inputs                       7,863,308
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $100,249,086
                                                              ==================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $92,597,361
                                                                 ===============
Gross tax appreciation of investments                               $11,581,197
Gross tax depreciation of investments                                (3,929,472)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 7,651,725
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT INTERNATIONAL GROWTH FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AUSTRALIA - 5.6%
            27,731  BHP Billiton Ltd.                                $   976,566
            70,815  Boart Longyear Group                                 119,059
            30,534  CSL Ltd.                                           1,065,428
            48,600  OZ Minerals Ltd.                                      72,271
            10,646  Rio Tinto Ltd.(1)                                  1,148,832
            21,200  Sonic Healthcare Ltd.                                261,929
                                                                 ---------------
                                                                       3,644,085
                                                                 ---------------
BELGIUM - 1.9%
             2,455  KBC Groupe                                           234,436
            41,430  SES SA Fiduciary
                    Depositary Receipt                                   999,698
                                                                 ---------------
                                                                       1,234,134
                                                                 ---------------
BERMUDA - 0.5%
            10,562  Aquarius Platinum Ltd.                                94,354
             9,400  Seadrill Ltd.                                        256,580
                                                                 ---------------
                                                                         350,934
                                                                 ---------------
BRAZIL - 1.7%
            64,400  BM&FBOVESPA SA - Bolsa de
                    Valores, Mercadorias e Futuros                       492,124
            34,400  Redecard SA                                          623,903
                                                                 ---------------
                                                                       1,116,027
                                                                 ---------------
CANADA - 3.4%
             6,200  Canadian National Railway Co.                        325,253
             9,800  EnCana Corp.                                         734,020
             7,300  Research In Motion Ltd.(2)                           887,680
             5,200  Shoppers Drug Mart Corp.                             271,275
                                                                 ---------------
                                                                       2,218,228
                                                                 ---------------
CZECH REPUBLIC - 1.3%
            11,000  CEZ AS                                               830,390
                                                                 ---------------
DENMARK - 3.1%
             3,300  Carlsberg AS B Shares                                292,676
             2,200  FLSmidth & Co. AS                                    175,666
            12,500  Novo Nordisk AS B Shares                             694,855
             6,200  Vestas Wind Systems AS(2)                            841,722
                                                                 ---------------
                                                                       2,004,919
                                                                 ---------------
FINLAND - 1.8%
            15,800  Fortum Oyj                                           648,293

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            20,100  Nokia Oyj                                            505,640
                                                                 ---------------
                                                                       1,153,933
                                                                 ---------------
FRANCE - 8.6%
             7,400  ALSTOM Co.                                           753,251
            34,765  AXA SA                                             1,115,442
             7,700  BNP Paribas                                          694,798
             5,982  Groupe Danone                                        416,288
             1,000  Lafarge SA                                           120,538
             3,450  Suez Environnement SA(2)                              99,087
            14,924  Total SA                                           1,072,777
             4,180  Ubisoft Entertainment SA(2)                          391,375
             1,100  Vallourec                                            306,700
            17,200  Vivendi                                              665,109
                                                                 ---------------
                                                                       5,635,365
                                                                 ---------------
GERMANY - 9.1%
             8,200  adidas AG                                            481,442
             1,100  Allianz SE                                           183,702
             7,400  Bayer AG                                             586,219
             6,040  Deutsche Boerse AG                                   572,940
             9,270  Fresenius Medical Care AG
                    & Co. KGaA                                           498,043
            10,743  GEA Group AG                                         338,530
             3,700  Hochtief AG                                          312,490
             4,932  K+S AG                                               597,491
             6,200  Linde AG                                             781,021
             4,644  Q-Cells AG(2)                                        466,890
             4,500  SAP AG                                               251,992
             7,829  SGL Carbon AG(2)                                     471,750
             3,800  Siemens AG                                           413,352
                                                                 ---------------
                                                                       5,955,862
                                                                 ---------------
GREECE - 1.6%
             9,300  Coca-Cola Hellenic Bottling Co. SA                   229,215
            18,784  National Bank of Greece SA                           836,303
                                                                 ---------------
                                                                       1,065,518
                                                                 ---------------
HONG KONG - 1.7%
            24,800  Hang Seng Bank Ltd.                                  490,095
           126,000  Li & Fung Ltd.                                       385,429
            97,500  Link Real Estate Investment
                    Trust (The)                                          230,075
                                                                 ---------------
                                                                       1,105,599
                                                                 ---------------
INDIA - 1.1%
             2,400  Bharat Heavy Electricals Ltd.                         92,275
            17,300  Bharti Airtel Ltd.(2)                                328,051

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             6,267  Housing Development
                    Finance Corp. Ltd.                                   331,585
                                                                 ---------------
                                                                         751,911
                                                                 ---------------
IRELAND - 0.1%
             8,093  Anglo Irish Bank Corp. plc                            69,861
                                                                 ---------------
ISRAEL - 0.3%
             4,800  Teva Pharmaceutical
                    Industries Ltd. ADR                                  227,232
                                                                 ---------------
ITALY - 4.2%
            32,011  ENI SpA                                            1,042,149
            10,000  Finmeccanica SpA                                     267,720
            60,300  Intesa Sanpaolo SpA                                  323,992
            27,362  Saipem SpA                                         1,085,844
                                                                 ---------------
                                                                       2,719,705
                                                                 ---------------
JAPAN - 10.6%
             4,600  Benesse Corp.                                        201,682
             5,800  Canon, Inc.                                          259,612
             4,900  Daikin Industries Ltd.                               165,897
             4,700  FamilyMart Co., Ltd.(1)                              191,388
             4,000  FAST RETAILING CO., LTD.(1)                          403,079
            55,500  iShares MSCI Japan Index Fund                        633,810
            22,000  Japan Steel Works Ltd. (The)                         381,615
            15,100  Konami Corp.                                         461,585
             7,500  Kurita Water Industries Ltd.                         243,790
            29,000  Marubeni Corp.                                       180,261
            17,400  Mitsubishi Corp.                                     482,017
            19,000  Mitsubishi Electric Corp.                            162,006
            27,000  Mitsui O.S.K. Lines, Ltd.                            321,367
             2,100  Nintendo Co., Ltd.                                   992,872
               200  Rakuten, Inc.(2)                                     111,369
             1,700  Shin-Etsu Chemical Co., Ltd.                          94,863
            10,000  Shiseido Co., Ltd.                                   234,262
               224  Sony Financial Holdings Inc.                         832,311
             7,400  Terumo Corp.                                         414,267
             2,200  Uni-Charm Corp.                                      163,904
                                                                 ---------------
                                                                       6,931,957
                                                                 ---------------
LUXEMBOURG - 0.6%
             4,800  Millicom International Cellular SA                   380,976
                                                                 ---------------
MULTI-NATIONAL - 1.7%
             4,900  iShares MSCI EAFE Growth
                    Index Fund(1)                                        317,912
            10,000  iShares MSCI EAFE Index Fund                         635,700
             4,700  iShares MSCI Emerging
                    Markets Index Fund                                   188,235
                                                                 ---------------
                                                                       1,141,847
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 1.2%
            15,500  ASML Holding N.V.                                    365,368
            25,300  Koninklijke KPN N.V.                                 429,494
                                                                 ---------------
                                                                         794,862
                                                                 ---------------
NORWAY - 0.5%
            12,400  Norsk Hydro ASA                                      132,033
             3,200  Yara International ASA                               197,820
                                                                 ---------------
                                                                         329,853
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.3%
           151,000  China Communications
                    Construction Co. Ltd. H Shares                       255,889
           184,000  China Merchants Bank Co.,
                    Ltd. H Shares                                        615,056
                                                                 ---------------
                                                                         870,945
                                                                 ---------------
RUSSIAN FEDERATION - 0.3%
            83,861  Sberbank                                             197,367
                                                                 ---------------
SINGAPORE - 0.9%
            59,000  SembCorp Marine Ltd.                                 156,832
            31,000  United Overseas Bank Ltd.                            413,429
                                                                 ---------------
                                                                         570,261
                                                                 ---------------
SOUTH KOREA - 0.8%
             6,600  Hyundai Motor Company                                430,570
               200  Samsung Electronics                                   93,945
                                                                 ---------------
                                                                         524,515
                                                                 ---------------
SPAIN - 3.9%
            45,900  Banco Santander SA                                   780,637
            15,430  Cintra Concesiones de
                    Infraestructuras de Transporte SA                    178,702
            11,500  Gamesa Corporacion
                    Tecnologica SA                                       544,713
            12,700  Indra Sistemas SA                                    325,336
            28,700  Telefonica SA                                        709,932
                                                                 ---------------
                                                                       2,539,320
                                                                 ---------------
SWEDEN - 0.4%
             3,200  H&M Hennes & Mauritz AB
                    B Shares                                             158,452
             1,600  Oriflame Cosmetics SA SDR                             92,517
                                                                 ---------------
                                                                         250,969
                                                                 ---------------
SWITZERLAND - 10.1%
            30,115  ABB Ltd.                                             737,941

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             6,331  Compagnie Financiere Richemont
                    SA A Shares                                          369,016
             5,300  EFG International AG                                 161,285
            12,700  Julius Baer Holding AG                               773,418
             2,300  Lonza Group AG                                       325,099
            25,700  Nestle SA                                          1,132,334
            17,065  Novartis AG                                          952,201
             4,366  Roche Holding AG                                     735,852
               400  SGS SA                                               512,524
             3,507  Syngenta AG                                          941,202
                                                                 ---------------
                                                                       6,640,872
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.4%
           117,599  AU Optronics Corp.                                   140,794
            15,600  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                           151,476
                                                                 ---------------
                                                                         292,270
                                                                 ---------------
UNITED KINGDOM - 19.9%
            22,045  Admiral Group plc                                    390,322
            14,900  Aggreko plc                                          195,388
            30,500  AMEC plc                                             467,907
            15,399  Anglo American plc                                   819,709
            10,472  Autonomy Corp. plc(2)                                218,769
            21,700  BAE Systems plc                                      189,419
            54,031  BG Group plc                                       1,198,634
            11,586  Burberry Group plc                                    94,497
            34,900  Cadbury plc                                          400,688
            31,301  Capita Group plc                                     403,157
            96,300  Compass Group plc                                    640,907
            39,372  GlaxoSmithKline plc                                  926,163
            44,808  HSBC Holdings plc                                    704,931
             7,345  ICAP plc                                              63,660
            61,200  International Power plc                              440,355
             9,700  Johnson Matthey plc                                  286,637
            76,720  Man Group plc                                        792,666
            20,208  Reckitt Benckiser Group plc                        1,021,567
            25,098  Reed Elsevier plc                                    286,425
            36,300  Scottish and Southern Energy plc                     955,355
            48,100  Stagecoach Group plc                                 279,338
            16,300  Standard Chartered plc                               442,986
           140,082  Tesco plc                                            971,226
            52,400  TUI Travel plc                                       200,709
           256,400  Vodafone Group plc                                   656,364
                                                                 ---------------
                                                                      13,047,779
                                                                 ---------------
TOTAL COMMON STOCKS                                                   64,597,496
(Cost $62,315,589)                                               ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations 6.125%, 8/15/29, valued
at $611,378), in a joint trading account at
1.98%, dated 8/29/08, due 9/2/08
(Delivery value $600,132)
(Cost $600,000)                                                          600,000
                                                                 ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 1.8%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.12%, dated 8/29/08, due 9/2/08
(Delivery value $235,055)                                                235,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $235,055)                                     235,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $235,055)                                                235,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $235,055)                                                235,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.10%, dated 8/29/08, due 9/2/08
(Delivery value $241,490)                                                241,434
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          1,181,434
(Cost $1,181,434)                                                ---------------

TOTAL INVESTMENT SECURITIES - 101.3%                                  66,378,930
                                                                 ---------------
(Cost $64,097,023)

OTHER ASSETS AND LIABILITIES - (1.3)%                                  (858,482)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $65,520,448
                                                                 ===============

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                  18.9%
Industrials                                 15.1%
Materials                                   10.3%
Health Care                                 10.2%
Energy                                       8.9%
Consumer Discretionary                       8.3%
Consumer Staples                             8.3%
Information Technology                       7.7%
Utilities                                    4.4%
Telecommunication Services                   3.8%
Diversified                                  2.7%
Cash and Equivalents(+)                      1.4%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
SDR = Swedish Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $1,168,005.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
               VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $ 4,157,041
Level 2 - Other Significant Observable Inputs                      62,221,889
Level 3 - Significant Unobservable Inputs                                   -
                                                               -----------------
                                                                  $66,378,930
                                                               =================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $64,794,472
                                                                 ===============
Gross tax appreciation of investments                               $ 5,344,385
Gross tax depreciation of investments                                (3,759,927)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 1,584,458
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT EMERGING MARKETS FUND
AUGUST 31, 2008

[american century investments logo and text logo ®]

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5%
BRAZIL - 16.5%
             5,900  ALL - America Latina Logistica SA                $    67,159
            15,100  Banco do Brasil SA                                   219,406
            35,097  Cia Vale do Rio Doce ADR                             931,825
             7,349  Dufry South America Ltd. BDR                         112,056
             7,200  GVT Holding SA(1)                                    163,032
             9,600  Lupatech SA(1)                                       358,571
                57  OGX Petroleo e Gas
                    Participacoes SA(1)                                   19,719
            22,828  Petroleo Brasileiro SA ADR                         1,203,948
            14,450  Redecard SA                                          262,076
             8,200  Tractebel Energia SA                                  99,968
            16,700  Unibanco-Uniao de
                    Bancos Brasileiros SA                                199,911
            33,700  Vivo Participacoes SA ADR                            176,251
                                                                 ---------------
                                                                       3,813,922
                                                                 ---------------
CHILE - 0.9%
             5,700  CAP SA                                               206,212
                                                                 ---------------
CZECH REPUBLIC - 3.9%
             6,700  CEZ AS                                               505,783
             1,500  Komercni Banka AS                                    332,635
             2,200  Telefonica O2 Czech Republic AS                       68,123
                                                                 ---------------
                                                                         906,541
                                                                 ---------------
EGYPT - 0.6%
             2,300  Orascom Construction Industries                      145,659
                                                                 ---------------
HONG KONG - 2.5%
            10,200  China Mobile Ltd. ADR                                578,544
                                                                 ---------------
INDIA - 7.0%
             6,500  Jindal Steel & Power Ltd.                            279,481
           102,800  Power Finance Corp. Ltd.                             311,341
           129,600  Power Grid Corp. of India Ltd.(1)                    272,371
             3,600  Reliance Industries Ltd.                             174,066
            48,100  Rolta India Ltd.                                     356,376
            66,000  Sesa GOA Ltd.                                        236,532
                                                                 ---------------
                                                                       1,630,167
                                                                 ---------------
INDONESIA - 2.8%
            67,500  PT Astra Agro Lestari Tbk                            131,821
           352,500  PT Bumi Resources Tbk                                209,373
           275,916  PT United Tractors Tbk                               310,894
                                                                 ---------------
                                                                         652,088
                                                                 ---------------

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
ISRAEL - 3.1%
            13,700  Delek Automotive Systems Ltd.                        176,279
            33,000  Israel Chemicals Ltd.                                546,946
                                                                 ---------------
                                                                         723,225
                                                                 ---------------
LUXEMBOURG - 1.4%
             6,000  Tenaris SA ADR                                       328,140
                                                                 ---------------
MALAYSIA - 2.3%
           787,125  KNM Group Bhd                                        344,046
           507,500  SapuraCrest Petroleum Bhd                            194,997
                                                                 ---------------
                                                                         539,043
                                                                 ---------------
MEXICO - 2.9%
             6,800  America Movil, SAB de CV ADR                         349,384
            78,400  Grupo Financiero Banorte,
                    SAB de CV                                            314,614
                                                                 ---------------
                                                                         663,998
                                                                 ---------------
PAKISTAN - 0.2%
             3,317  Oil & Gas Development Co.
                    Ltd. GDR                                              41,463
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 11.4%
           359,000  Asia Cement China
                    Holdings Corp.(1)                                    229,963
           169,000  China High Speed Transmission
                    Equipment Group Co., Ltd.                            330,558
            55,500  China Merchants Bank Co., Ltd.
                    H Shares                                             185,520
           128,000  China Oilfield Services Ltd.                         170,906
           591,285  China South Locomotive and
                    Rolling Stock Corp. H Shares
                    (Acquired 8/15/08,
                    Cost $218,335)(1)                                    237,053
            70,000  China Yurun Food Group Ltd.                          120,184
           175,000  CNOOC Ltd.                                           272,387
           643,000  Industrial and Commercial Bank
                    of China Ltd. H Shares                               441,494
             6,200  Mindray Medical
                    International Ltd. ADR                               241,118
           130,500  Parkson Retail Group Ltd.                            187,742
           522,000  Want Want China Holdings Ltd.                        232,353
                                                                 ---------------
                                                                       2,649,278
                                                                 ---------------
PERU - 1.2%
             3,800  Credicorp Ltd.                                       267,254
                                                                 ---------------
POLAND - 3.6%
             1,500  BRE Bank SA(1)                                       233,234
            13,600  Powszechna Kasa Oszczednosci
                    Bank Polski SA                                       291,849
            30,900  Telekomunikacja Polska SA                            309,995
                                                                 ---------------
                                                                         835,078
                                                                 ---------------

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
RUSSIAN FEDERATION - 9.4%
            20,183  Globaltrans Investment plc GDR
                    (Acquired 4/30/08-7/14/08,
                    Cost $292,804)(1)(2)                                 280,998
            18,100  OAO Gazprom ADR                                      703,767
             7,100  OAO LUKOIL                                           527,988
             9,001  OJSC Pharmstandard GDR(1)                            217,872
             6,500  Uralkali GDR(Acquired
                    10/15/07-7/11/08,
                    Cost $170,870)(2)                                    276,091
             6,473  X5 Retail Group N.V. GDR(1)                          175,938
                                                                 ---------------
                                                                       2,182,654
                                                                 ---------------
SOUTH AFRICA - 6.3%
            33,200  Aspen Pharmacare Holdings Ltd.                       201,554
            17,600  Exxaro Resources Ltd.                                262,462
             7,166  Kumba Iron Ore Ltd.(3)                               234,303
            10,400  Naspers Ltd.                                         261,124
             9,000  Sasol Ltd.                                           495,679
                                                                 ---------------
                                                                       1,455,122
                                                                 ---------------
SOUTH KOREA - 8.7%
               900  DC Chemical Co., Ltd.(1)                             244,049
             3,000  Doosan Infracore Co., Ltd.                            58,074
            11,500  Hankook Tire Co. Ltd.(1)                             167,996
               400  POSCO                                                171,893
               600  Samsung Electronics                                  281,836
             1,600  Samsung Fire & Marine
                    Insurance Co., Ltd.(1)                               290,568
             6,641  Sung Kwang Bend Co., Ltd.(1)                         113,687
             3,900  Taewoong Co. Ltd.(1)                                 339,450
             1,700  Yuhan Corp.(1)                                       348,646
                                                                 ---------------
                                                                       2,016,199
                                                                 ---------------
SWITZERLAND - 0.3%
               753  Orascom Development
                    Holding AG(1)                                         67,654
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 6.8%
           128,267  Asia Cement Corp.                                    141,355
           107,400  Cathay Financial Holding Co., Ltd.                   207,212
            58,350  Feng Hsin Iron & Steel Co., Ltd.                     111,812
            29,190  MediaTek Inc.                                        334,959
            58,000  Taiwan Fertilizer Co., Ltd.                          177,729
           254,194  Taiwan Semiconductor
                    Manufacturing Co. Ltd.                               470,054
            91,000  Tung Ho Steel Enterprise Corp.                       119,868
                                                                 ---------------
                                                                       1,562,989
                                                                 ---------------
THAILAND - 1.2%
            13,700  Banpu PCL NVDR                                       154,439
            60,100  PTT Chemical PCL(1)                                  132,522
                                                                 ---------------
                                                                         286,961
                                                                 ---------------

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
TURKEY - 1.0%
            12,766  Enka Insaat ve Sanayi AS                             113,886
            36,000  Turkiye Garanti Bankasi AS(1)                        106,859
                                                                 ---------------
                                                                         220,745
                                                                 ---------------
UNITED KINGDOM - 0.5%
             9,600  Antofagasta plc                                      108,022
                                                                 ---------------
TOTAL COMMON STOCKS                                                   21,880,958
(Cost $22,959,347)                                               ---------------

PREFERRED STOCKS - 1.1%
BRAZIL - 1.1%
            13,100  Gerdau SA                                            244,169
(Cost $275,142)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 3.9%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/29,
valued at $917,066), in a joint trading account
at 1.98%, dated 8/29/08, due 9/2/08
(Delivery value $900,198)
(Cost $900,000)                                                          900,000
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 0.1%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.12%, dated 8/29/08, due 9/2/08
(Delivery value $5,001)                                                    5,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.12%, dated 8/29/08,
due 9/2/08 (Delivery value $6,001)                                         6,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $6,001)                                                    6,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in a pooled
account at the lending agent), 2.12%,
dated 8/29/08, due 9/2/08
(Delivery value $6,001)                                                    6,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.10%, dated 8/29/08, due 9/2/08
(Delivery value $6,480)                                                    6,478
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             29,478
(Cost $29,478)                                                   ---------------

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.6%                                   23,054,605
                                                                 ---------------
(Cost $24,163,967)

OTHER ASSETS AND LIABILITIES - 0.4%                                       96,613
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $23,151,218
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Energy                                      20.9%
Materials                                   20.1%
Financials                                  15.8%
Industrials                                 10.2%
Telecommunication Services                   7.1%
Information Technology                       6.2%
Health Care                                  4.4%
Consumer Discretionary                       4.2%
Utilities                                    3.8%
Consumer Staples                             2.9%
Cash and Equivalents(+)                      4.4%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was $794,142, which represented 3.4% of total net assets.
(3) Security, or a portion thereof, was on loan as of August 31, 2008. The aggregate value of securities on loan at August 31, 2008, was $28,429.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of August 31, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
               VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $ 4,076,464
Level 2 - Other Significant Observable Inputs                      18,978,141
Level 3 - Significant Unobservable Inputs                                   -
                                                               -----------------
                                                                  $23,054,605
                                                               =================

3. FEDERAL TAX INFORMATION

As of August 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $24,319,768
                                                                 ===============
Gross tax appreciation of investments                               $ 1,444,684
Gross tax depreciation of investments                                (2,709,847)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $(1,265,163)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    October 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    October 28, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    October 28, 2008